SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.        (File No. 333-91691)                   [ ]

   Post-Effective Amendment No.3                                             [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 4 (File No. 811-07623) [ X ]
                                       --

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

       (formerly IDS Life of New York Flexible Portfolio Annuity Account)
 -------------------------------------------------------------------------------

                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
 -------------------------------------------------------------------------------

                               (Name of Depositor)

20 Madison Avenue Extension, Albany, NY 12203
--------------------------------------------------------------------------------

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
 -------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant  to  paragraph  (b)
   [x]  on Aug. 9,  2001 pursuant  to  paragraph  (b) of Rule 485
   [ ]  60 days after  filing  pursuant  to paragraph (a)(1)
   [ ]  on (date) pusuant to paragraph (a)(1)

The prospectus and Statement of Additional Information filed electronically herewith is not intended to supersede the prospectus and Statement of Additional Information filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, filed on or about May 1, 2001.

(logo of) American Express                               American Express
 IDS Life of                                 Retirement Advisor Advantage(SM)
 New York                                                Variable Annuity




Issued by:


IDS Life Insurance Company of New York
Prospectus


Aug. 9, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

IDS Life of New York Variable Annuity Account

Issued by:    IDS Life Insurance Company of New York (IDS Life of New York)
              20 Madison Avenue Extension
              Albany, NY 12203
              Telephone: (800) 541-2251

This prospectus contains information that you should know before investing. You also will receive the prospectuses for:


o  American Express(R) Variable Portfolio Funds
o  AIM Variable Insurance Funds
o  Alliance Variable Products Series Fund
o  American Century Variable Portfolios, Inc.
o  Calvert Variable Series, Inc.
o  Evergreen Variable Annuity Trust
o  Fidelity Variable Insurance Products - Service Class 2
o  Franklin(R) Templeton(R) Variable Insurance
o  Goldman Sachs Variable Insurance Trust (VIT)
o  INVESCO Variable Investment Funds, Inc.
o  Janus Aspen Series: Service Shares
o  Lazard Retirement Series, Inc.
o  MFS(R) Variable Insurance Trust(SM)
o  Pioneer Variable Contracts Trust (VCT), Class II Shares
o  Putnam Variable Trust - IB Shares
o  Strong Opportunity Fund II, Inc.
o  Wanger Advisors Trust Products Trust (FTVIPT) - Class 2
o  Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrender charge under certain circumstances.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.



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2   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK

Table of Contents

Key Terms                                       4

The Contract in Brief                           5

Expense Summary                                 6

Condensed Financial Information (Unaudited)    14

Financial Statements                           20

Performance Information                        20

The Variable Account and the Funds             21

The Fixed Account                              28

Buying Your Contract                           28

Charges                                        30

Valuing Your Investment                        33

Making the Most of Your Contract               34

Surrenders                                     36

TSA-- Special Surrender Provisions             36

Changing Ownership                             37

Benefits in Case of Death                      37

The Annuity Payout Period                      38

Taxes                                          40

Voting Rights                                  41

Substitution of Investments                    42

About the Service Providers                    42

Table of Contents of the
   Statement of Additional Information         43

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3   PROSPECTUS -- AUG. 9, 2001

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
o  Roth IRAs under Section 408 A of the Code
o  SIMPLE IRAs under Section 408(p) of the Code
o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
o  Plans under Section 401(k) of the Code
o  Custodial and trusteed plans under Section 401(a) of the Code
o  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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4   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 21)
o the fixed account, which earns interest at a rate that we adjust periodically. (p. 28)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 28)


o Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.
o  Minimum additional purchase payment -- $50.
o Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).
o Maximum first-year purchase payments -- $100,000 to $1,000,000 depending on your age.
o Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 34)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 36)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 37)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 37)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 38)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 40)


Charges: We assess certain charges in connection with your contract:

o  $30 annual contract administrative charge;
o for nonqualified annuities a 0.95% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o for qualified annuities a 0.75% mortality and expense risk fee (if you allocate money to one or more subaccounts);
o  surrender charge;
o  the operating expenses of the funds in which the subaccounts invest.

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5   PROSPECTUS -- AUG. 9, 2001

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES
Surrender charge: Contingent deferred sales charge as a percentage of purchase payment surrendered.

Surrender charge schedule

Years from purchase payment receipt            Withdrawal charge percentage
              1                                              7%
              2                                              7
              3                                              7
              4                                              6
              5                                              5
              6                                              4
              7                                              2
              Thereafter                                     0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

Annual contract administrative charge:      $30*

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

Mortality and expense risk fee:             0.95% for nonqualified annuities
                                            0.75% for qualified annuities



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6   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK


Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                 Management         12b-1       Other
                                                                    fees            fees      expenses        Total
AXP(R) Variable Portfolio -
   Blue Chip Advantage Fund                                          .56%           .13%         .26%         .95%(1)
   Bond Fund                                                         .60            .13          .06          .79(2)
   Capital Resource Fund                                             .60            .13          .04          .77(2)
   Cash Management Fund                                              .51            .13          .04          .68(2)
   Diversified Equity Income Fund                                    .56            .13          .26          .95(1)
   Emerging Markets Fund                                            1.13            .13          .43         1.69(1)
   Equity Select Fund                                                .65            .13          .32         1.10(3)
   Extra Income Fund                                                 .62            .13          .07          .82(2)
   Federal Income Fund                                               .61            .13          .13          .87(1)
   Global Bond Fund                                                  .84            .13          .10         1.07(2)
   Growth Fund                                                       .64            .13          .18          .95(1)
   International Fund                                                .82            .13          .07         1.02(2)
   Managed Fund                                                      .59            .13          .03          .75(2)
   New Dimensions Fund(R)                                            .60            .13          .05          .78(2)

   Partners Small Cap Value Fund                                    1.10            .13          .27         1.50(3)

   S&P 500 Index Fund                                                .28            .13          .07          .48(1)
   Small Cap Advantage Fund                                          .75            .13          .31         1.19(1)

   Stock Fund                                                        .60            .13          .37         1.10(3)

   Strategy Aggressive Fund                                          .59            .13          .05          .77(2)
AIM V.I.

   Capital Appreciation Fund, Series II                              .61            .25          .21         1.07(4)
   Capital Development Fund, Series II                               .75            .25          .43         1.43(4)
Alliance VP
   AllianceBernstein International Value Portfolio (Class B)         .01            .25          .94         1.20(5)
   Growth & Income Portfolio (Class B)                               .63            .25          .07          .95(6)
American Century VP
   International, Class II                                          1.40            .25           --         1.65(7)
   Value, Class II                                                   .90            .25           --         1.15(7)

Calvert Variable Series, Inc.
   Social Balanced Portfolio                                         .70             --          .16          .86(8)


Evergreen VA
   Capital Growth Fund, Class L Shares                               .80            .25          .05         1.10(9)

Fidelity VIP

   III Growth & Income Portfolio (Service Class 2)                   .48            .25          .12          .85(10)
   III Mid Cap Portfolio (Service Class 2)                           .57            .25          .17          .99(11)
   Overseas Portfolio (Service Class 2)                              .72            .25          .18         1.15(12)

Franklin Templeton VIP Trust
   Franklin Real Estate Fund - Class 2                               .58            .25          .02          .85(13),(14)
   Franklin Value Securities Fund - Class 2                          .58            .25          .26         1.09(14),(15)

   Mutual Shares Securities Fund - Class 2                           .60            .25          .20         1.05(14)


Goldman Sachs VIT
   CORE(SM) U.S. Equity Fund                                         .70             --          .20          .90(16)
   Mid Cap Value Fund                                                .80             --          .25         1.05(16)


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7   PROSPECTUS -- AUG. 9, 2001

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets) (continued)

                                                                 Management         12b-1       Other
                                                                    fees            fees      expenses        Total


INVESCO VIF
   Dynamics Fund                                                     .75%            --%         .34%        1.09%(17),(18)
   Financial Services Fund                                           .75             --          .34         1.09(17),(18)
   Technology Fund                                                   .72             --          .30         1.02(17),(18)
   Telecommunications Fund                                           .75             --          .31         1.06(17),(18)



Janus Aspen Series
   Global Technology Portfolio: Service Shares                       .65            .25          .04          .94(19)
   International Growth Portfolio: Service Shares                    .65            .25          .06          .96(19)
Lazard Retirement Series
   International Equity Portfolio                                    .75            .25          .25         1.25(20)
MFS(R)
   Investors Growth Stock Series - Service Class
   (Previously MFS(R) Growth Series)                                 .75            .20          .16         1.11(21),(22),(23)
   New Discovery Series - Service Class                              .90            .20          .16         1.26(21),(22),(23)

   Utilities Series - Service Class                                  .75            .20          .16         1.11(21),(22)
Pioneer VCT
   Pioneer Equity-Income VCT Portfolio - Class II Shares             .65            .25          .06          .96(24)
   Pioneer Europe VCT Portfolio - Class II Shares                    .90            .25          .55         1.70(25)
Putnam Variable Trust
   Putnam VT Health Sciences Fund - Class IB Shares                  .70            .25          .09         1.04(26)
   Putnam VT International Growth Fund - Class IB Shares             .76            .25          .18         1.19(26)

   Putnam VT Vista Fund - Class IB Shares                            .60            .25          .07          .92(26)

Strong Funds
   Strong Opportunity Fund II - Advisor Class                        .75            .15          .35         1.25(27)

Wanger
   International Small Cap                                          1.20             --          .21         1.41(6),(28)
   U.S. Small Cap                                                    .95             --          .05         1.00(6),(28)
Wells Fargo VT
   Asset Allocation Fund                                             .57            .25          .18         1.00(29)
   International Equity Fund                                         .15            .25          .60         1.00(29)
   Small Cap Growth Fund                                             .15            .25          .80         1.20(29)

(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 1.16% and 2.42% for AXP Variable Portfolio - Emerging Markets Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP VP Equity Select Fund, 0.57% and 1.80% for AXP VP Partners Small Cap Value Fund and 0.44% and 1.17% for AXP VP Stock Fund.
(4) Management and other expenses are based on estimated amounts for the current fiscal year.

(5) The Portfolio's expense figures are based on estimated expenses after advisory fee waiver. Absent such waiver, "Management fees" and "Total" would be 1.00% and 2.19%.
(6) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(7) Annual expenses estimated as of inception date of July 16, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.
(8) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.
(9) Expenses are estimated for the year ending Dec. 31, 2001. From time to time, the Fund's investment advisory may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisory may cease these waivers at any time. The estimated Annual Fund Operating Expenses reflect fee waivers and expense reimbursements. Excluding current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.24% for Class L shares.
(10) Effective Jan. 12, 2000, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its net assets, exceed 1.25% This arrangement can be discontinued by FMR at any time.


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8   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK

(11) There were no reimbursements or expense reductions for the period ended Dec. 31, 2000. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.
(12) Effective Jan. 12, 2000, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its net assets, exceed 1.75%. This arrangement can be discontinued by FMR at any time.
(13) The Fund administration fee is paid indirectly through the management fee.
(14) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(15) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund - Class 2.
(16) Expense ratios are shown after fee waivers and expense reimbursements by the Investment advisor. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.17%, and 0.87% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund. CORE(SM) is a service mark of Goldman Sachs & Co.
(17) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
(18) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31,2000 were insignificant.
(19) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for International Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.
(20) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.
(21) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(22) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Investors Growth Stock Series and 1.25% for New Discovery Series and 1.10% for Utilities Series.
(23) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, Unless changed with the consent of the board of trustees which oversees the series.
(24) The portfolio's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(25) The portfolio's expense figures are based on estimated expenses for the fiscal year ending Dec. 31, 2001 after management fee waiver. Without the fee waiver "Management fees" and "Total" would be 1.00% and 1.80% for the portfolio.
(26) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.
(27) The fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee. Absent this waiver, "12b-1 fees" would be 0.25% and it is estimated that "Total" expenses would be 1.35%.
(28) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.
(29) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be 0.70%, 0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.90%, 1.25% and 2.40% for Wells Fargo VT International Equity Fund and 0.90%, 1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.



--------------------------------------------------------------------------------
9   PROSPECTUS -- AUG. 9, 2001

Examples:*


These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                                    no surrender or selection
                                                       full surrender at the                    of an annuity payout plan at the
                                                      end of each time period                        end of each time period
                                             1 year     3 years   5 years   10 years         1 year     3 years   5 years   10 years

AXP(R) Variable Portfolio -
   Blue Chip Advantage Fund                  $89.97    $131.72    $156.01    $228.93         $19.97     $61.72    $106.01    $228.93
   Bond Fund                                  88.33     126.74     147.63     211.72          18.33      56.74      97.63     211.72
   Capital Resource Fund                      88.12     126.12     146.57     209.55          18.12      56.12      96.57     209.55
   Cash Management Fund                       87.20     123.31     141.83     199.74          17.20      53.31      91.83     199.74
   Diversified Equity Income Fund             89.97     131.72     156.01     228.93          19.97      61.72     106.01     228.93
   Emerging Markets Fund                      97.55     154.53     194.09     305.09          27.55      84.53     144.09     305.09
   Equity Select Fund                         91.50     136.37     163.83     244.82          21.50      66.37     113.83     244.82
   Extra Income Fund                          88.63     127.68     149.20     214.97          18.63      57.68      99.20     214.97
   Federal Income Fund                        89.15     129.23     151.83     220.36          19.15      59.23     101.83     220.36
   Global Bond Fund                           91.20     135.44     162.27     241.66          21.20      65.44     112.27     241.66
   Growth Fund                                89.97     131.72     156.01     228.93          19.97      61.72     106.01     228.93
   International Fund                         90.68     133.89     159.67     236.38          20.68      63.89     109.67     236.38
   Managed Fund                               87.92     125.49     145.52     207.38          17.92      55.49      95.52     207.38
   New Dimensions Fund(R)                     88.22     126.43     147.10     210.64          18.22      56.43      97.10     210.64

   Partners Small Cap Value Fund              95.60     148.70     184.42     286.06          25.60      78.70     134.42     286.06

   S&P 500 Index Fund                         85.15     117.05     131.21     177.60          15.15      47.05      81.21     177.60
   Small Cap Advantage Fund                   92.43     139.15     168.49     254.25          22.43      69.15     118.49     254.25

   Stock Fund                                 91.50     136.37     163.83     244.82          21.50      66.37     113.83     244.82

   Strategy Aggressive Fund                   88.12     126.12     146.57     209.55          18.12      56.12      96.57     209.55
AIM V.I.

   Capital Appreciation Fund, Series II       91.20     135.44     162.27     241.66          21.20      65.44     112.27     241.66
   Capital Development Fund, Series II        94.89     146.55     180.84     278.96          24.89      76.55     130.84     278.96
Alliance VP
   AllianceBernstein
   International Value Portfolio (Class B)    92.53     139.46     169.01     255.29          22.53      69.46     119.01     255.29
   Growth & Income Portfolio (Class B)        89.97     131.72     156.01     228.93          19.97      61.72     106.01     228.93
American Century VP
   International, Class II                    97.14     153.30     192.06     301.11          27.14      83.30     142.06     301.11
   Value, Class II                            92.02     137.92     166.42     250.07          22.02      67.92     116.42     250.07

Calvert Variable Series, Inc.
   Social Balanced Portfolio                  89.04     128.92     151.30     219.29          19.04      58.92     101.30     219.29


Evergreen VA
   Capital Growth Fund, Class L Shares        91.50     136.37     163.83     244.82          21.50      66.37     113.83     244.82

Fidelity VIP

   III Growth & Income Portfolio
   (Service Class 2)                          88.94     128.61     150.78     218.21          18.94      58.61     100.78     218.21
   III Mid Cap Portfolio (Service Class 2)    90.38     132.96     158.10     233.19          20.38      62.96     108.10     233.19
   Overseas Portfolio (Service Class 2)       92.02     137.92     166.42     250.07          22.02      67.92     116.42     250.07

Franklin Templeton VIP Trust
   Franklin Real Estate Fund - Class 2        88.94     128.61     150.78     218.21          18.94      58.61     100.78     218.21
   Franklin Value Securities Fund - Class 2   91.40     136.06     163.31     243.77          21.40      66.06     113.31     243.77

   Mutual Shares Securities Fund - Class 2    90.99     134.82     161.23     239.55          20.99      64.82     111.23     239.55


10 AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE ANNUITY -- NEW YORK


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a 0.95% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                       full surrender at the                    of an annuity payout plan at the
                                                      end of each time period                        end of each time period
                                             1 year     3 years   5 years   10 years         1 year     3 years   5 years   10 years

Goldman Sachs VIT
   CORE(SM) U.S. Equity Fund                 $89.45    $130.16    $153.40    $223.59         $19.45     $60.16    $103.40    $223.59
   Mid Cap Value Fund                         90.99     134.82     161.23     239.55          20.99      64.82     111.23     239.55

INVESCO VIF
   Dynamics Fund                              91.40     136.06     163.31     243.77          21.40      66.06     113.31     243.77
   Financial Services Fund                    91.40     136.06     163.31     243.77          21.40      66.06     113.31     243.77
   Technology Fund                            90.68     133.89     159.67     236.38          20.68      63.89     109.67     236.38
   Telecommunications Fund                    91.09     135.13     161.75     240.61          21.09      65.13     111.75     240.61


Janus Aspen Series
   Global Technology Portfolio:
   Service Shares                             89.86     131.41     155.49     227.87          19.86      61.41     105.49     227.87
   International Growth Portfolio:
   Service Shares                             90.07     132.03     156.54     230.00          20.07      62.03     106.54     230.00
Lazard Retirement Series
   International Equity Portfolio             93.04     141.01     171.59     260.48          23.04      71.01     121.59     260.48
MFS(R)
   Investors Growth Stock Series -
   Service Class (Previously
   MFS(R) Growth Series)                      91.61     136.68     164.35     245.87          21.61      66.68     114.35     245.87
   New Discovery Series - Service Class       93.14     141.31     172.11     261.52          23.14      71.31     122.11     261.52

   Utilities Series - Service Class           91.61     136.68     164.35     245.87          21.61      66.68     114.35     245.87
Pioneer VCT
   Pioneer Equity-Income VCT Portfolio -
   Class II Shares                            90.07     132.03     156.54     230.00          20.07      62.03     106.54     230.00
   Pioneer Europe VCT Portfolio -
   Class II Shares                            97.65     154.83     194.59     306.08          27.65      84.83     144.59     306.08

Putnam Variable Trust
   Putnam VT Health Sciences Fund -
   Class IB Shares                            90.89     134.51     160.71     238.50          20.89      64.51     110.71     238.50
   Putnam VT International Growth Fund -
   Class IB Shares                            92.43     139.15     168.49     254.25          22.43      69.15     118.49     254.25
   Putnam VT Vista Fund - Class IB Shares     89.66     130.79     154.45     225.73          19.66      60.79     104.45     225.73

Strong Funds
   Strong Opportunity Fund II -
   Advisor Class                              93.04     141.01     171.59     260.48          23.04      71.01     121.59     260.48

Wanger
   International Small Cap                    94.68     145.94     179.82     276.93          24.68      75.94     129.82     276.93
   U.S. Small Cap                             90.48     133.27     158.62     234.26          20.48      63.27     108.62     234.26
Wells Fargo VT
   Asset Allocation Fund                      90.48     133.27     158.62     234.26          20.48      63.27     108.62     234.26
   International Equity Fund                  90.48     133.27     158.62     234.26          20.48      63.27     108.62     234.26
   Small Cap Growth Fund                      92.53     139.46     169.01     255.29          22.53      69.46     119.01     255.29


--------------------------------------------------------------------------------
11   PROSPECTUS -- AUG. 9, 2001


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a 0.75% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                                    no surrender or selection
                                                       full surrender at the                    of an annuity payout plan at the
                                                      end of each time period                        end of each time period
                                              1year     3 years   5 years   10 years         1 year     3 years   5 years   10 years

AXP(R) Variable Portfolio -
   Blue Chip Advantage Fund                  $87.92    $125.49    $145.52    $207.38         $17.92     $55.49    $ 95.52    $207.38
   Bond Fund                                  86.28     120.50     137.06     189.83          16.28      50.50      87.06     189.83
   Capital Resource Fund                      86.07     119.87     136.00     187.62          16.07      49.87      86.00     187.62
   Cash Management Fund                       85.15     117.05     131.21     177.60          15.15      47.05      81.21     177.60
   Diversified Equity Income Fund             87.92     125.49     145.52     207.38          17.92      55.49      95.52     207.38
   Emerging Markets Fund                      95.50     148.40     183.91     285.05          25.50      78.40     133.91     285.05
   Equity Select Fund                         89.45     130.16     153.40     223.59          19.45      60.16     103.40     223.59
   Extra Income Fund                          86.58     121.43     138.65     193.14          16.58      51.43      88.65     193.14
   Federal Income Fund                        87.10     123.00     141.30     198.64          17.10      53.00      91.30     198.64
   Global Bond Fund                           89.15     129.23     151.83     220.36          19.15      59.23     101.83     220.36
   Growth Fund                                87.92     125.49     145.52     207.38          17.92      55.49      95.52     207.38
   International Fund                         88.63     127.68     149.20     214.97          18.63      57.68      99.20     214.97
   Managed Fund                               85.87     119.24     134.94     185.40          15.87      49.24      84.94     185.40
   New Dimensions Fund(R)                     86.17     120.18     136.53     188.72          16.17      50.18      86.53     188.72

   Partners Small Cap Value Fund              93.55     142.55     174.17     265.65          23.55      72.55     124.17     265.65

   S&P 500 Index Fund                         83.10     110.77     120.51     155.03          13.10      40.77      70.51     155.03
   Small Cap Advantage Fund                   90.38     132.96     158.10     233.19          20.38      62.96     108.10     233.19

   Stock Fund                                 89.45     130.16     153.40     223.59          19.45      60.16     103.40     223.59

   Strategy Aggressive Fund                   86.07     119.87     136.00     187.62          16.07      49.87      86.00     187.62
AIM V.I.

   Capital Appreciation Fund, Series II       89.15     129.23     151.83     220.36          19.15      59.23     101.83     220.36
   Capital Development Fund, Series II        92.84     140.39     170.56     258.41          22.84      70.39     120.56     258.41
Alliance VP
   AllianceBernstein
   International Value Portfolio (Class B)    90.48     133.27     158.62     234.26          20.48      63.27     108.62     234.26
   Growth & Income Portfolio (Class B)        87.92     125.49     145.52     207.38          17.92      55.49      95.52     207.38
American Century VP
   International, Class II                    95.09     147.17     181.87     281.00          25.09      77.17     131.87     281.00
   Value, Class II                            89.97     131.72     156.01     228.93          19.97      61.72     106.01     228.93

Calvert Variable Series, Inc.
   Social Balanced Portfolio                  86.99     122.68     140.77     197.54          16.99      52.68      90.77     197.54


Evergreen VA
   Capital Growth Fund, Class L Shares        89.45     130.16     153.40     223.59          19.45      60.16     103.40     223.59
Fidelity VIP
   III Growth & Income Portfolio
   (Service Class 2)                          86.89     122.37     140.24     196.44          16.89      52.37      90.24     196.44
   III Mid Cap Portfolio (Service Class 2)    88.33     126.74     147.63     211.72          18.33      56.74      97.63     211.72
   Overseas Portfolio (Service Class 2)       89.97     131.72     156.01     228.93          19.97      61.72     106.01     228.93

Franklin Templeton VIP Trust
   Franklin Real Estate Fund - Class 2        86.89     122.37     140.24     196.44          16.89      52.37      90.24     196.44
   Franklin Value Securities Fund - Class 2   89.35     129.85     152.88     222.51          19.35      59.85     102.88     222.51

   Mutual Shares Securities Fund - Class 2    88.94     128.61     150.78     218.21          18.94      58.61     100.78     218.21



--------------------------------------------------------------------------------
12   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK


You would pay the following expenses on a $1,000 investment in a nonqualified annuity with a 0.75% mortality and expense risk fee assuming a 5% annual return and ...(continued)

                                                                                                    no surrender or selection
                                                       full surrender at the                    of an annuity payout plan at the
                                                      end of each time period                        end of each time period
                                              1year     3 years   5 years   10 years         1 year     3 years   5 years   10 years

Goldman Sachs VIT
   CORE(SM) U.S. Equity Fund                 $87.40    $123.93    $142.88    $201.92         $17.40     $53.93    $ 92.88    $201.92
   Mid Cap Value Fund                         88.94     128.61     150.78     218.21          18.94      58.61     100.78     218.21

INVESCO VIF
   Dynamics Fund                              89.35     129.85     152.88     222.51          19.35      59.85     102.88     222.51
   Financial Services Fund                    89.35     129.85     152.88     222.51          19.35      59.85     102.88     222.51
   Technology Fund                            88.63     127.68     149.20     214.97          18.63      57.68      99.20     214.97
   Telecommunications Fund                    89.04     128.92     151.30     219.29          19.04      58.92     101.30     219.29


Janus Aspen Series
   Global Technology Portfolio:
   Service Shares                             87.81     125.18     144.99     206.29          17.81      55.18      94.99     206.29
   International Growth Portfolio:
   Service Shares                             88.02     125.81     146.05     208.47          18.02      55.81      96.05     208.47
Lazard Retirement Series
   International Equity Portfolio             90.99     134.82     161.23     239.55          20.99      64.82     111.23     239.55
MFS(R)
   Investors Growth Stock Series -
   Service Class (Previously
   MFS(R) Growth Series)                      89.56     130.48     153.92     224.66          19.56      60.48     103.92     224.66
   New Discovery Series - Service Class       91.09     135.13     161.75     240.61          21.09      65.13     111.75     240.61

   Utilities Series - Service Class           89.56     130.48     153.92     224.66          19.56      60.48     103.92     224.66
Pioneer VCT
   Pioneer Equity-Income VCT Portfolio -
   Class II Shares                            88.02     125.81     146.05     208.47          18.02      55.81      96.05     208.47
   Pioneer Europe VCT Portfolio -
   Class II Shares
                         95.60     148.70     184.42     286.06          25.60      78.70     134.42     286.06

Putnam Variable Trust

   Putnam VT Health Sciences Fund -
   Class IB Shares                            88.84     128.30     150.25     217.13          18.84      58.30     100.25     217.13
   Putnam VT International Growth Fund -
   Class IB Shares                            90.38     132.96     158.10     233.19          20.38      62.96     108.10     233.19

   Putnam VT Vista Fund - Class IB Shares     87.61     124.56     143.94     204.11          17.61      54.56      93.94     204.11

Strong Funds
   Strong Opportunity Fund II -
   Advisor Class                              90.99     134.82     161.23     239.55          20.99      64.82     111.23     239.55

Wanger
   International Small Cap                    92.63     139.77     169.53     256.33          22.63      69.77     119.53     256.33
   U.S. Small Cap                             88.43     127.05     148.15     212.81          18.43      57.05      98.15     212.81
Wells Fargo VT
   Asset Allocation Fund                      88.43     127.05     148.15     212.81          18.43      57.05      98.15     212.81
   International Equity Fund                  88.43     127.05     148.15     212.81          18.43      57.05      98.15     212.81
   Small Cap Growth Fund                      90.48     133.27     158.62     234.26          20.48      63.27     108.62     234.26


* In this example, the $30 contract administrative charge is approximated as a 0.048% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.


You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
13   PROSPECTUS -- AUG. 9, 2001

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.

Year ended Dec. 31,                                                                                             2000(1)
Subaccount BC7 (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                             268
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount BC8 (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                             161
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount BD7 (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                             600
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount BD8 (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                             476
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount CR7 (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                              65
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount CR8 (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                             110
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount CM7 (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                           4,153
Ratio of operating expense to average net assets                                                                  0.95%
Simple yield(2)                                                                                                   4.95%
Compound yield(2)                                                                                                 5.07%
-------------------------------------------------------------------------------------------------------------------------
Subaccount CM8 (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                           3,674
Ratio of operating expense to average net assets                                                                  0.75%
Simple yield(2)                                                                                                   5.16%
Compound yield(2)                                                                                                 5.30%
-------------------------------------------------------------------------------------------------------------------------
Subaccount DE7 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                              83
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK



Year ended Dec. 31,                                                                                             2000(1)
Subaccount DE8 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                              17
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount EM7 (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                              12
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount EM8 (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.88
Number of accumulation units outstanding at end of period (000 omitted)                                               7
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount EI7 (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                             577
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount EI8 (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                             465
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount FI7 (Investing in shares of AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                             474
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount FI8 (Investing in shares of AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                             252
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount GB7 (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                             174
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount GB8 (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                              95
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount GR7 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.77
Number of accumulation units outstanding at end of period (000 omitted)                                           1,195
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount GR8 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.77
Number of accumulation units outstanding at end of period (000 omitted)                                             741
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
15   PROSPECTUS -- AUG. 9, 2001



Year ended Dec. 31,                                                                                             2000(1)
Subaccount IE7 (Investing in shares of AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.91
Number of accumulation units outstanding at end of period (000 omitted)                                             316
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount IE8 (Investing in shares of AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.91
Number of accumulation units outstanding at end of period (000 omitted)                                              13
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount MF7 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                             387
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount MF8 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                             129
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount ND7 (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                           1,885
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount ND8 (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.89
Number of accumulation units outstanding at end of period (000 omitted)                                           1,168
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount IV7 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index
Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                             113
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount IV8 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index
Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                             129
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount SC7 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                             100
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount SC8 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                              65
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount SA7 (Investing in shares of AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                             750
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK


Year ended Dec. 31,                                                                                             2000(1)
Subaccount SA8 (Investing in shares of AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.72
Number of accumulation units outstanding at end of period (000 omitted)                                             459
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------

Subaccount 7SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                              15
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 8SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                              --
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------

Subaccount 7RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                             150
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 8RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                             137
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 7SI (Investing in shares of FTVIPT Franklin Value Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                              56
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 8SI (Investing in shares of FTVIPT Franklin Value Securities Fund - Class 2)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                              18
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------

Subaccount 7UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.91
Number of accumulation units outstanding at end of period (000 omitted)                                             202
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 8UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.91
Number of accumulation units outstanding at end of period (000 omitted)                                             266
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 7MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                             162
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 8MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                              37
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
17   PROSPECTUS -- AUG. 9, 2001



Year ended Dec. 31,                                                                                             2000(1)

Subaccount 7GT (Investing in shares of Janus Aspen Series
Global Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.71
Number of accumulation units outstanding at end of period (000 omitted)                                             260
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 8GT (Investing in shares of Janus Aspen Series
Global Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.71
Number of accumulation units outstanding at end of period (000 omitted)                                             219
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 7IG (Investing in shares of Janus Aspen Series
International Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                             640
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 8IG (Investing in shares of Janus Aspen Series
International Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                             539
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 7IP (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                              16
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 8IP(3) (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                              --
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 7MG (Investing in shares of
MFS(R) Investors Growth Stock Series - Service Class (previously MFS(R) Growth Series))
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                             685
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 8MG (Investing in shares of
MFS(R) Investors Growth Stock Series - Service Class (previously MFS(R) Growth Series))
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.87
Number of accumulation units outstanding at end of period (000 omitted)                                             695
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 7MD (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                             527
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 8MD (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.90
Number of accumulation units outstanding at end of period (000 omitted)                                             479
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------

Subaccount 7VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.79
Number of accumulation units outstanding at end of period (000 omitted)                                           1,162
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK


Year ended Dec. 31,                                                                                             2000(1)
Subaccount 8VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.79
Number of accumulation units outstanding at end of period (000 omitted)                                             767
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------

Subaccount 7IT (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                             225
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 8IT (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $0.80
Number of accumulation units outstanding at end of period (000 omitted)                                             190
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 7SP (Investing in shares of Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                             128
Ratio of operating expense to average net assets                                                                  0.95%
-------------------------------------------------------------------------------------------------------------------------
Subaccount 8SP (Investing in shares of Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                                    $1.00
Accumulation unit value at end of period                                                                          $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                              77
Ratio of operating expense to average net assets                                                                  0.75%
-------------------------------------------------------------------------------------------------------------------------

(1)  Operations commenced on Sept. 29, 2000.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3)  The subaccount had no activity as of Dec. 31, 2000.

--------------------------------------------------------------------------------
19   PROSPECTUS -- AUG. 9, 2001

Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and do not have any assets.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

o  contract administrative charge,
o  mortality and expense risk fee, and
o  surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.



--------------------------------------------------------------------------------
20   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK


The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

---------------- ----------------- --------------------------------------- ----------------------
Subaccount       Investing In      Investment Objectives and Policies      Investment Advisor
                                                                           or Manager
---------------- ----------------- --------------------------------------- ----------------------
BC7 BC8          AXP(R) Variable   Objective: long-term total return       IDS Life, investment
                 Portfolio -       exceeding that of the U.S. stock        manager; American
                 Blue Chip         market. Invests primarily in common     Express Financial
                 Advantage Fund    stocks of companies included in the     Corporation (AEFC),
                                   unmanaged S&P 500 Index.                investment advisor.
---------------- ----------------- --------------------------------------- ----------------------
BD7 BD8          AXP(R) Variable   Objective: high level of current        IDS Life, investment
                 Portfolio -       income while conserving the value of    manager; AEFC,
                 Bond Fund         the investment for the longest time     investment advisor.
                                   period. Invests primarily in bonds
                                   and other debt obligations.
---------------- ----------------- --------------------------------------- ----------------------
CR7 CR8          AXP(R) Variable   Objective: capital appreciation.        IDS Life, investment
                 Portfolio -       Invests primarily in U.S. common        manager; AEFC,
                 Capital           stocks and other securities             investment advisor.
                 Resource Fund     convertible into common stocks.
---------------- ----------------- --------------------------------------- ----------------------
CM7 CM8          AXP(R) Variable   Objective: maximum current income       IDS Life, investment
                 Portfolio -       consistent with liquidity and           manager; AEFC,
                 Cash Management   stability of principal. Invests in      investment advisor.
                 Fund              money market securities.
---------------- ----------------- --------------------------------------- ----------------------
DE7 DE8          AXP(R) Variable   Objective: high level of current        IDS Life, investment
                 Portfolio -       income and, as a secondary goal,        manager; AEFC,
                 Diversified       steady growth of capital. Invests       investment advisor.
                 Equity Income     primarily in dividend-paying common
                 Fund              and preferred stocks.
---------------- ----------------- --------------------------------------- ----------------------
EM7 EM8          AXP(R) Variable   Objective: long-term capital growth.    IDS Life, investment
                 Portfolio -       Invests primarily in equity             manager; AEFC,
                 Emerging          securities of companies in emerging     investment advisor;
                 Markets Fund      markets.                                American Express
                                                                           Asset Management
                                                                           International, Inc.,
                                                                           a wholly-owned
                                                                           subsidiary of AEFC,
                                                                           is the
                                                                           sub-investment
                                                                           advisor.
---------------- ----------------- --------------------------------------- ----------------------
ES7 ES8          AXP(R) Variable   Objective: growth of capital. Invests   IDS Life, investment
                 Portfolio -       primarily in growth of medium-sized     manager; AEFC,
                 Equity Select     companies.                              investment advisor.
                 Fund
---------------- ----------------- --------------------------------------- ----------------------
EI7 EI8          AXP(R) Variable   Objective: high current income, with    IDS Life, investment
                 Portfolio -       capital growth as a secondary           manager; AEFC,
                 Extra Income      objective. Invests primarily in         investment advisor.
                 Fund              high-yielding, high-risk corporate
                                   bonds issued by U.S. and foreign
                                   companies and governments.
---------------- ----------------- --------------------------------------- ----------------------
FI7 FI8          AXP(R) Variable   Objective: high level of current        IDS Life, investment
                 Portfolio -       income and safety of principal          manager; AEFC,
                 Federal Income    consistent with an investment in U.S.   investment advisor.
                 Fund              government and government agency
                                   securities. Invests primarily in debt
                                   obligations issued or guaranteed as
                                   to principal and interest by the U.S.
                                   government, its agencies or
                                   instrumentalities.
---------------- ----------------- --------------------------------------- ----------------------
GB7 GB8          AXP(R) Variable   Objective: high total return through    IDS Life, investment
                 Portfolio -       income and growth of capital.           manager; AEFC,
                 Global Bond Fund  Non-diversified mutual fund that        investment advisor.
                                   invests primarily in debt obligations
                                   of U.S. and foreign issuers.
---------------- ----------------- --------------------------------------- ----------------------

--------------------------------------------------------------------------------
21   PROSPECTUS -- AUG. 9, 2001




---------------- ----------------- --------------------------------------- ----------------------
Subaccount       Investing In      Investment Objectives and Policies      Investment Advisor
                                                                           or Manager
---------------- ----------------- --------------------------------------- ----------------------
GR7 GR8          AXP(R) Variable   Objective: long-term capital growth.    IDS Life, investment
                 Portfolio -       Invests primarily in common stocks      manager; AEFC,
                 Growth Fund       and securities convertible into         investment advisor.
                                   common stocks that appear to offer
                                   growth opportunities.
---------------- ----------------- --------------------------------------- ----------------------
IE7 IE8          AXP(R) Variable   Objective: capital appreciation.        IDS Life, investment
                 Portfolio -       Invests primarily in common stock or    manager; AEFC,
                 International     convertible securities of foreign       investment advisor.
                 Fund              issuers that offer growth potential.    American Express
                                                                           Asset Management
                                                                           International, Inc.,
                                                                           a wholly-owned
                                                                           subsidiary of AEFC,
                                                                           is the
                                                                           sub-investment
                                                                           advisor.
---------------- ----------------- --------------------------------------- ----------------------
MF7 MF8          AXP(R) Variable   Objective: maximum total investment     IDS Life, investment
                 Portfolio -       return through a combination of         manager; AEFC,
                 Managed Fund      capital growth and current income.      investment advisor.
                                   Invests primarily in stocks,
                                   convertible securities, bonds and
                                   other debt securities.
---------------- ----------------- --------------------------------------- ----------------------
ND7 ND8          AXP(R) Variable   Objective: long-term growth of          IDS Life, investment
                 Portfolio - New   capital. Invests primarily in common    manager; AEFC,
                 Dimensions        stocks of U.S. and foreign companies    investment advisor.
                 Fund(R)           showing potential for significant
                                   growth.
---------------- ----------------- --------------------------------------- ----------------------

SV 7 SV 8        AXP(R) Variable   Objective: long-term capital            IDS Life, investment
                 Portfolio -       appreciation. Non-diversified fund      manager; AEFC,
                 Partners Small    that invests primarily in equity        investment advisor;
                 Cap Value Fund*   securities.                             Royce & Associates,
                                                                           Inc and EQSF
                                                                           Advisers, Inc.,
                                                                           sub-investment
                                                                           advisors.

---------------- ----------------- --------------------------------------- ----------------------
IV7 IV8          AXP(R) Variable   Objective: long-term capital            IDS Life, investment
                 Portfolio - S&P   appreciation. Invests primarily in      manager; AEFC,
                 500 Index Fund    securities that are expected to         investment advisor.
                                   provide investment results that
                                   correspond to the performance of the
                                   S&P 500 Index.
---------------- ----------------- --------------------------------------- ----------------------
SC7 SC8          AXP(R) Variable   Objective: long-term capital growth.    IDS Life, investment
                 Portfolio -       Invests primarily in equity stocks of   manager; AEFC,
                 Small Cap         small companies that are often          investment advisor;
                 Advantage Fund    included in the S&P SmallCap 600        Kenwood Capital
                                   Index or the Russell 2000 Index.        Management LLC,
                                                                           sub-investment
                                                                           advisor.
---------------- ----------------- --------------------------------------- ----------------------

ST 7 ST 8        AXP(R) Variable   Objective: current income and growth    IDS Life, investment
                 Portfolio -       of capital. Invests primarily in        manager; AEFC,
                 Stock Fund        common stocks and securities            investment advisor.
                                   convertible into common stock.

---------------- ----------------- --------------------------------------- ----------------------
SA7 SA8          AXP(R) Variable   Objective: capital appreciation.        IDS Life, investment
                 Portfolio -       Invests primarily in common stocks of   manager; AEFC,
                 Strategy          small- and medium-size companies.       investment advisor.
                 Aggressive Fund
---------------- ----------------- --------------------------------------- ----------------------

7AC 8AC          AIM V.I.          Objective: growth of capital. Invests   A I M Advisors, Inc.
                 Capital           principally in common stocks of
                 Appreciation      companies likely to benefit from new
                 Fund, Series II   or innovative products, services or
                                   processes as well as those with
                                   above-average growth and excellent
                                   prospects for future growth.
---------------- ----------------- --------------------------------------- ----------------------



--------------------------------------------------------------------------------
22   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK




---------------- ----------------- --------------------------------------- ----------------------
Subaccount       Investing In      Investment Objectives and Policies      Investment Advisor
                                                                           or Manager
---------------- ----------------- --------------------------------------- ----------------------

7AD 8AD          AIM V.I.          Objective: long-term growth of          A I M Advisors, Inc.
                 Capital           capital. Invests primarily in
                 Development       securities (including common stocks,
                 Fund, Series II   convertible securities and bonds) of
                                   small- and medium-sized companies.
---------------- ----------------- --------------------------------------- ----------------------
7AB 8AB          Alliance VP       Objective: long-term growth of          Alliance Capital
                 AllianceBernstein capital. Invests primarily in a         Management, L.P.
                 International     diversified portfolio of foreign
                 Value Portfolio   equity securities.
                 (Class B)
---------------- ----------------- --------------------------------------- ----------------------
7AL 8AL          Alliance VP       Objective: reasonable current income    Alliance Capital
                 Growth & Income   and reasonable appreciation. Invests    Management, L.P.
                 Portfolio         primarily in dividend-paying common
                 (Class B)         stocks of good quality.
---------------- ----------------- --------------------------------------- ----------------------
7AI 8AI          American          Objective: long-term capital growth.    American Century
                 Century VP        Invests primarily in stocks of          Investment
                 International,    growing foreign companies.              Management, Inc.
                 Class II
---------------- ----------------- --------------------------------------- ----------------------
7AV 8AV          American          Objective: long-term capital growth,    American Century
                 Century VP        with income as a secondary objective.   Investment
                 Value, Class II   Invests primarily in stocks of          Management, Inc.
                                   companies that management believes to
                                   be undervalued at the time of
                                   purchase.

---------------- ----------------- --------------------------------------- ----------------------
7SR 8SR          Calvert           Objective: income and capital growth.   Calvert Asset
                 Variable          Invests primarily in stocks, bonds      Management Company,
                 Series, Inc.      and money market instruments which      Inc. (CAMCO),
                 Social Balanced   offer income and capital growth         investment advisor.
                 Portfolio         opportunity and which satisfy the       NCM Capital
                                   investment and social criteria.         Management Group,
                                                                           Inc. is the
                                                                           investment
                                                                           subadvisor.
---------------- ----------------- --------------------------------------- ----------------------


7CG 8CG          Evergreen VA      Objective: long-term capital growth.    Evergreen Investment
                 Capital Growth    The fund seeks to achieve its goal by   Management Company,
                 Fund, Class L     investing primarily in common stocks    LLC. Sub Advisor is
                 Shares            of large U.S. companies, which the      Pilgrim Baxter Value
                                   portfolio managers believe have the     Investors, Inc.
                                   potential for capital growth over the
                                   intermediate- and long-term.
---------------- ----------------- --------------------------------------- ----------------------
7FG 8FG          Fidelity VIP      Objective: high total return through    Fidelity Management
                 III Growth &      a combination of current income and     & Research Company
                 Income            capital appreciation. Invests           (FMR), investment
                 Portfolio         primarily in common stocks with a       manager; FMR U.K.
                 (Service Class    focus on those that pay current         and FMR Far East,
                 2)                dividends and show potential for        sub-investment
                                   capital appreciation.                   advisors.
---------------- ----------------- --------------------------------------- ----------------------
7FM 8FM          Fidelity VIP      Objective: long-term growth of          FMR, investment
                 III Mid Cap       capital. Invests primarily in medium    manager; FMR U.K.
                 Portfolio         market capitalization common stocks.    and FMR Far East,
                 (Service Class                                            sub-investment
                 2)                                                        advisors.
---------------- ----------------- --------------------------------------- ----------------------
7FO 8FO          Fidelity VIP      Objective: long-term growth of          FMR, investment
                 Overseas          capital. Invests primarily in common    manager; FMR U.K.,
                 Portfolio         stocks of foreign securities.           FMR Far East,
                 (Service Class                                            Fidelity
                 2)                                                        International
                                                                           Investment Advisors
                                                                           (FIIA) and FIIA
                                                                           U.K., sub-investment
                                                                           advisors.
---------------- ----------------- --------------------------------------- ----------------------



--------------------------------------------------------------------------------
23   PROSPECTUS -- AUG. 9, 2001



---------------- ----------------- --------------------------------------- ----------------------
Subaccount       Investing In      Investment Objectives and Policies      Investment Advisor
                                                                           or Manager
---------------- ----------------- --------------------------------------- ----------------------
7RE 8RE          FTVIPT Franklin   Objective: capital appreciation with    Franklin Advisers,
                 Real Estate       a secondary goal to earn current        Inc.
                 Fund - Class 2    income. Invests primarily in equity
                                   securities of companies operating in
                                   the real estate industry, primarily
                                   equity real estate investment trusts
                                   (REITS).
---------------- ----------------- --------------------------------------- ----------------------
7SI 8SI          FTVIPT Franklin   Objective: long-term total return.      Franklin Advisory
                 Value             Invests primarily in equity             Services, LLC
                 Securities Fund   securities of companies the manager
                 - Class 2         believes are selling substantially
                                   below the underlying value of their
                                   assets or their private market value.
---------------- ----------------- --------------------------------------- ----------------------


7MS 8MS          FTVIPT Mutual     Objective: capital appreciation with    Franklin Mutual
                 Shares            income as a secondary goal. Invests     Advisers, LLC
                 Securities Fund   primarily in equity securities of
                 - Class 2         companies that the manager believes
                                   are available at market prices less
                                   than their value based on certain
                                   recognized or objective criteria
                                   (intrinsic value).


---------------- ----------------- --------------------------------------- ----------------------
7UE 8UE          Goldman Sachs     Objective: seeks long-term growth of    Goldman Sachs Asset
                 VIT CORE(SM)      capital and dividend income. Invests    Management
                 U.S. Equity Fund  primarily in a broadly diversified
                                   portfolio of large-cap and blue chip
                                   equity securities representing all
                                   major sectors of the U.S. economy.
---------------- ----------------- --------------------------------------- ----------------------
7MC 8MC          Goldman Sachs     Objective: seeks long-term capital      Goldman Sachs Asset
                 VIT Mid Cap       appreciation. Invests primarily in      Management
                 Value Fund        mid-capitalization companies within
                                   the range of the market capitalization
                                   of companies constituting the Russell
                                   Midcap Value index at the time of
                                   investment.
---------------- ----------------- --------------------------------------- ----------------------

7ID 8ID          INVESCO VIF -     Objective: long-term growth of          INVESCO Funds Group,
                 Dynamics Fund     capital. Invests primarily in common    Inc.
                                   stocks of mid-sized companies - those
                                   with market capitalizations between
                                   $2 billion and $15 billion, but also
                                   has the flexibility to invest in other
                                   types of securities, including
                                   preferred stocks, convertible
                                   securities and bonds.
---------------- ----------------- --------------------------------------- ----------------------
7FS 8FS          INVESCO VIF -     Objective: long-term growth of          INVESCO Funds Group,
                 Financial         capital. Aggressively managed.          Inc.
                 Services Fund     Invests primarily in equity
                                   securities of companies involved in
                                   the financial services sector. These
                                   companies include, among others, banks,
                                   insurance companies, and investment
                                   and miscellaneous industries (asset
                                   managers, brokerage firms, and
                                   government-sponsored agencies).
---------------- ----------------- --------------------------------------- ----------------------



--------------------------------------------------------------------------------
24   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK

---------------- ----------------- ------------------------------------------  ----------------------
Subaccount       Investing In      Investment Objectives and Policies           Investment Advisor
                                                                                or Manager
---------------- ----------------- ------------------------------------------  ----------------------


7TC 8TC          INVESCO VIF -     Objective: long-term growth of              INVESCO Funds Group,
                 Technology Fund   capital. Invests primarily in equity        Inc.
                                   securities of companies engaged in
                                   technology-related industries. These
                                   include, but are not limited to,
                                   applied technology, biotechnology,
                                   communications, computers, electronics,
                                   Internet, IT services and consulting,
                                   software, telecommunications equipment
                                   and services, IT infrastructure,
                                   networking, robotics, and video. Many of
                                   these products and services are subject
                                   to rapid obsolescence, which may lower
                                   the market value of securities of the
                                   companies in this sector.
---------------- ----------------- ------------------------------------------  ----------------------
7TL 8TL          INVESCO VIF -     Objective: long-term growth of              INVESCO Funds Group,
                 Telecommunicationscapital. Aggressively managed.              Inc.
                 Fund              Invests primarily in equity
                                   securities of companies involved in the
                                   design, development, manufacture,
                                   distribution or sale of communications
                                   services and equipment, and companies
                                   that are involved in supplying equipment
                                   or services to such companies. The
                                   telecommunications sector includes
                                   companies that offer telephone services,
                                   wireless communications, satellite
                                   communications, television and movie
                                   programming, broadcasting and Internet
                                   access.


---------------- ----------------- ------------------------------------------  ----------------------
7GT 8GT          Janus Aspen       Objective: long-term growth of              Janus Capital
                 Series Global     capital. Non-diversified mutual fund
                 Technology        that invests primarily in equity
                 Portfolio:        securities of U.S. and foreign
                 Service Shares    companies selected for their growth
                                   potential. Normally invests at least 65%
                                   of total assets in securities of companies
                                   that the manager believes will benefit
                                   significantly from advancements or
                                   improvements in technology.
---------------- ----------------- ------------------------------------------  ----------------------
7IG 8IG          Janus Aspen       Objective: long-term growth of              Janus Capital
                 Series            capital. Invests at least 65% of its
                 International     total assets in securities of issuers
                 Growth            from at least five different
                 Portfolio:        countries, excluding the U.S. It may
                 Service Shares    at times invest all of its assets in
                                   fewer than five countries or even a
                                   single country.
---------------- ----------------- ------------------------------------------  ----------------------
7IP 8IP          Lazard            Objective: long-term capital                Lazard Asset
                 Retirement        appreciation. Invests primarily in          Management
                 Series            equity securities, principally common
                 International     stocks of relatively large non-U.S.
                 Equity Portfolio  companies with market capitalizations in the range of the Morgan Stanley Capital
                                   International (MSCI) Europe, Australia
                                   and Far East (EAFE(R)) Index that the
                                   Investment Manager believes are
                                   undervalued based on their earnings, cash
                                   flow or asset values.
---------------- ----------------- -------------------------------------------------------------------

--------------------------------------------------------------------------------
25   PROSPECTUS -- AUG. 9, 2001


---------------- ----------------- -----------------------------------------  ----------------------
Subaccount       Investing In      Investment Objectives and Policies         Investment Advisor
                                                                              or Manager
---------------- ----------------- -----------------------------------------  ----------------------
7MG 8MG          MFS(R)            Objective: long-term growth of             MFS Investment
                 Investors         capital and future income. Invests at      Management(R)
                 Growth Stock      least 80% of its total assets in
                 Series -          common stocks and related securities
                 Service Class     of companies which MFS believes offer
                 (previously       better than average prospects for
                 MFS(R) Growth     long-term growth.
                 Series)
---------------- ----------------- -----------------------------------------  ----------------------
7MD 8MD          MFS(R) New        Objective: capital appreciation.           MFS Investment
                 Discovery         Invests primarily in equity                Management(R)
                 Series -          securities of emerging growth
                 Service Class     companies.
---------------- ----------------- -----------------------------------------  ----------------------

7UT 8UT          MFS(R)            Objective: capital growth and current      MFS Investment
                 Utilities         income. Invests primarily in equity        Management(R)
                 Series -          and debt securities of domestic and
                 Service Class     foreign companies in the utilities
                                   industry.
---------------- ----------------- -----------------------------------------  ----------------------
7PE 8PE          Pioneer           Objective: current income and              Pioneer
                 Equity-Income     long-term growth of capital from a
                 VCT Portfolio -   portfolio consisting primarily of
                 Class II Shares   income producing equity securities of
                                   U.S. corporations. Invests primarily in
                                   common stocks, preferred stocks and
                                   interests in real estate investment
                                   trusts (REITS). Normally, the portfolio
                                   invests at least 80% of its total assets
                                   in income producing equity securities.
                                   The remainder of the portfolio may be
                                   invested in debt securities, most of
                                   which are expected to be convertible
                                   into common stocks.
---------------- ----------------- -----------------------------------------  ----------------------
7EU 8EU          Pioneer Europe    Objective: long-term growth of             Pioneer
                 VCT Portfolio -   capital. Invests primarily in equity
                 Class II Shares   securities of European issuers including
                                   common stocks, rights, depositary
                                   receipts, warrants and debt securities
                                   convertible into common stock. Normally,
                                   the portfolio invests 80% of its total
                                   assets in equity securities of European
                                   issuers. The portfolio may also purchase
                                   forward foreign currency contracts in
                                   connection with its investments.
---------------- ----------------- -----------------------------------------  ----------------------
7HS 8HS          Putnam VT         Objective: capital appreciation.           Putnam Investment
                 Health Sciences   Invests primarily in common stocks of      Management, LLC
                 Fund - Class IB   U.S. companies in the health sciences
                 Shares            industries, with a focus on growth
                                   stocks.

---------------- ----------------- -----------------------------------------  ----------------------
7PI 8PI          Putnam VT         Objective: capital appreciation.           Putnam Investment
                 International     Invests mainly in stocks outside the       Management, LLC
                 Growth Fund -     United States that reflect a value
                 Class IB Shares   lower than that which Putnam
                                   Management places on the company or whose
                                   earnings we believe are likely to grow
                                   over time.
---------------- ----------------- -----------------------------------------  ----------------------
7VS 8VS          Putnam VT Vista   Objective: capital appreciation.           Putnam Investment
                 Fund - Class IB   Invests mainly in common stocks of         Management, LLC
                 Shares            mid-sized U.S. companies with a focus
                                   on growth stocks.
----------------- ----------------- ----------------------------------------  ----------------------


--------------------------------------------------------------------------------
26   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK


---------------- ----------------- --------------------------------------- ----------------------
Subaccount       Investing In      Investment Objectives and Policies      Investment Advisor
                                                                           or Manager
---------------- ----------------- --------------------------------------- ----------------------



7SO 8SO          Strong            Objective: seeks capital growth.        Strong Capital
                 Opportunity       Invests primarily in common stocks of   Management, Inc.
                 Fund II -         medium capitalization companies that
                 Advisor Class     the Fund's manager believes are
                                   underpriced, yet have attractive
                                   growth prospects.
---------------- ----------------- --------------------------------------- ----------------------


7IT 8IT          Wanger            Objective: long-term growth of          Liberty Wanger Asset
                 International     capital. Invests primarily in stocks    Management, L.P.
                 Small Cap         of small- and medium-size non-U.S.
                                   companies with capitalizations of
                                   less than $2 billion.
---------------- ----------------- --------------------------------------- ----------------------
7SP 8SP          Wanger U.S.       Objective: long-term growth of          Liberty Wanger Asset
                 Small Cap         capital. Invests primarily in stocks    Management, L.P.
                                   of small- and medium-size U.S.
                                   companies with capitalizations of
                                   less than $2 billion.
---------------- ----------------- --------------------------------------- ----------------------
7AA 8AA          Wells Fargo VT    Objective: long-term total return,      Wells Fargo Funds
                 Asset             consistent with reasonable risk.        Management, LLC,
                 Allocation Fund   Invests primarily in the securities     advisor; Barclays
                                   of various indexes to replicate the     Global Fund
                                   total return of the index. We use an    Advisors,
                                   asset allocation model to allocate
                                   sub-advisor. and reallocate assets
                                   among common stocks (S&P 500 Index),
                                   U.S. Treasury bonds (Lehman Brothers
                                   20+ Bond Index) and money market
                                   instruments, operating from a target
                                   allocation of 60% stocks and 40% bonds.
---------------- ----------------- --------------------------------------- ----------------------
7WI 8WI          Wells Fargo VT    Objective: total return with an         Wells Fargo Funds
                 International     emphasis on capital appreciation over   Management, LLC,
                 Equity Fund       the long-term. Invests primarily in     advisor; Wells
                                   equity securities of non-U.S.           Capital Management
                                   companies.                              Incorporated,
                                                                           sub-advisor.
---------------- ----------------- --------------------------------------- ----------------------
7SG 8SG          Wells Fargo VT    Objective: long-term capital            Wells Fargo Funds
                 Small Cap         appreciation. Invests primarily in      Management, LLC,
                 Growth Fund       common stocks issued by companies       advisor; Wells
                                   whose market capitalization falls       Capital Management
                                   within the range of the Russell 2000    Incorporated,
                                   Index, which is considered a small      sub-advisor.
                                   capitalization index.
---------------- ----------------- --------------------------------------- ----------------------



* This fund is available Aug. 13, 2001.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.



--------------------------------------------------------------------------------
27   PROSPECTUS -- AUG. 9, 2001

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb 29th). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 89 or younger.

When you apply, you may select:

o  the fixed account and/or subaccounts in which you want to invest;
o  how you want to make purchase payments; and
o  a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

--------------------------------------------------------------------------------
28   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o  no earlier than the 60th day after the contract's effective date; and
o  no later than the annuitant's 90th birthday.

For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o  on or after the date the annuitant reaches age 59 1/2; and
o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Minimum allowable purchase payments*

If paying by installments under a scheduled payment plan:
   $23.08 biweekly, or
   $50 per month

If paying by any other method:
   $1,000 initial payment for qualified annuities
   $2,000 initial payment for nonqualified annuities
   $50 for any additional payments

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

For the first year:
   $1,000,000 up to age 85
   $100,000 for ages 86 to 89

For each subsequent year:
   $100,000 up to age 85
   $50,000 for ages 86 to 89

** These limits apply in total to all IDS Life of New York  annuities you own.
   We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

--------------------------------------------------------------------------------
29   PROSPECTUS -- AUG. 9, 2001

HOW TO MAKE PURCHASE PAYMENTS

1 By letter:
Send your check along with your name and contract number to:

Regular mail:

IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

2 By scheduled payment plan:

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or
o  a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

--------------------------------------------------------------------------------
30   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) years before surrender.

For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

Surrender charge schedule
   Years from purchase payment receipt         Withdrawal charge percentage
                  1                                           7%
                  2                                           7
                  3                                           7
                  4                                           6
                  5                                           5
                  6                                           4
                  7                                           2
                  Thereafter                                  0

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.26. We determine this amount as follows:



         Amount requested                  $1,000
     -------------------------    or       ------       = $1,075.26
      1.00 - surrender charge               .93


By applying the 7% surrender charge to $1,075.26 the surrender charge is $75.26. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

Surrender charge under Annuity Payout Plan E: Payouts for a specified period. Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and 6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

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31   PROSPECTUS -- AUG. 9, 2001

Surrender charge calculation example

The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o  We received these payments:
   -- $10,000 July 1, 2001;
   -- $8,000 Dec.31, 2006
   -- $6,000 Feb. 20, 2009; and

o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2010 and had not made any other surrenders during that contract year; and
o  The prior anniversary July 1, 2010 contract value was $28,000.

 Surrender
   charge        Explanation
     $  0        $2,500 is contract earnings surrendered without charge; and
        0        $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge
                 (from above).
                 (10% x $28,000) = $2,800 - $2,500 = $300
        0        $10,000 July 1, 2001 payment was received eight or more years before surrender and is surrendered without surrender charge;
                 and
      480        $8,000 Dec. 31, 2006 payment is in its fourth year from
                 receipt, surrendered with a 5% surrender charge; and
      420        $6,000 Feb.20, 2009 payment is in its second year from receipt,
     ----        surrendered with a 7% surrender charge.
     $900

Waiver of surrender charges

We do not assess surrender charges for:

o  surrenders of any contract earnings;
o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;
o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
o  contracts settled using an annuity payout plan;
o  amounts we refund to you during the free look period*; and
o  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

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32   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;
o  plus any purchase payment credits allocated to the fixed account;
o  plus interest credited;
o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
o  minus any prorated contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;
o  any purchase payment credits allocated to the subaccounts;
o  transfers into or out of the subaccounts;
o  partial surrenders;
o  surrender charges; and/or
o  prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

o  changes in funds' net asset value;
o  dividends distributed to the subaccounts;
o  capital gains or losses of funds;
o  fund operating expenses; and/or
o  mortality and expense risk fees.

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33   PROSPECTUS -- AUG. 9, 2001

Purchase payment credits

We add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored.

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

This credit is available because of lower costs associated with larger sized contracts and lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                      Number
By investing an equal number               Amount     Accumulation   of units
of dollars each month...         Month    invested     unit value    purchased
                                 Jan       $100           $20          5.00
you automatically buy            Feb        100            18          5.56
more units when the              Mar        100            17          5.88
per unit market price is low...  Apr        100            15          6.67
                                 May        100            16          6.25
                                 June       100            18          5.56
and fewer units                  July       100            17          5.88
when the per unit                Aug        100            19          5.26
market price is high.            Sept       100            21          4.76
                                 Oct        100            20          5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

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34   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.
o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).
o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.
o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.
o We will not accept requests for transfers from the fixed account at any other time.
o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:

IDS Life Insurance Company of New York
Box 5144
Albany, NY 12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.
o Automated surrenders may be restricted by applicable law under some contracts.
o You may not make additional purchase payments if automated partial surrenders are in effect.
o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)

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35   PROSPECTUS -- AUG. 9, 2001

Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT
By regular or express mail:

o  payable to you;
o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

o  request that payment be wired to your bank;
o bank account must be in the same ownership as your contract; and o pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender  amount  includes a purchase  payment check that has not cleared;
     -- the NYSE is closed, except for normal holiday and weekend closings;
     -- trading on the NYSE is restricted, according to SEC rules;
     -- an emergency,  as defined by SEC rules,  makes it  impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;
     -- you are disabled as defined in the Code;
     -- you  separated  from the service of the  employer  who  purchased  the contract; or
     -- the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

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36   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o  contract value;
o  purchase payments minus "adjusted partial surrenders"; or
o the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus "adjusted partial surrenders" since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o  contract value; or
o  purchase payments minus "adjusted partial surrenders."

Adjusted partial surrenders: We calculate an "adjusted partial surrender" for each partial surrender as the product of (a) times (b) where

   (a) is the ratio of the amount of the partial surrender (including any applicable surrender charge) to the contract value on the date of (but prior to) the partial surrender; and
   (b) is the death benefit on the date of (but prior to) the partial surrender.

Example of death benefit calculation when the owner and annuitant are age 80 or younger:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2001.
o On Jan 1, 2007 (the sixth contract anniversary) the contract value grows to $30,000.
o March 1, 2007 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

We calculate the death benefit on March 1, 2007 as follows:
The contract value on the most recent sixth contract anniversary:     $30,000.00
plus purchase payments made since that anniversary:                         0.00
minus "adjusted partial surrenders" taken since that anniversary
calculated as: ($1,500 x $30,000) / $28,000                             1,607.14
                                                                        --------
for a death benefit of:                                               $28,392.86

If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

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37   PROSPECTUS -- AUG. 9, 2001

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations that may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. To do this, your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o  payouts begin no later than one year after your death; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract; and
o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.



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 38   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender.
   (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

--------------------------------------------------------------------------------
39   PROSPECTUS -- AUG. 9, 2001

Taxes

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Purchase payment credits: These are considered earnings and are taxed accordingly.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

--------------------------------------------------------------------------------
40   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by
o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

--------------------------------------------------------------------------------
41   PROSPECTUS -- AUG. 9, 2001

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;
o  the existing funds become unavailable; or
o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o  add new subaccounts;
o  combine any two or more subaccounts;
o make additional subaccounts investing in additional funds; o transfer assets to and from the subaccounts or the variable account; and o eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,700 financial advisors.

ISSUER
IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205.IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays commissions for sales of the contracts of up to 7% of the total purchase payments it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trial commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life of New York will pay or permit other promotional incentives, in cash or credit or other compensations.

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, which was commenced in Minnesota state court on October 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

--------------------------------------------------------------------------------
42   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY -- NEW YORK

In August, 2000 an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.


On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. On May 16, 2001 the state court filed its Final Order and Judgment Approving Class Action Settlement. On May 15, 2001 the federal court entered its Final Order and Judgment Approving Class Action Settlement. An appeal has been filed with the Minnesota Court of Appeals and the United States Court of Appeals for the Eighth Circuit.


Table of Contents of the Statement of Additional Information

Performance Information                     3

Calculating Annuity Payouts                 18
Rating Agencies                             19
Principal Underwriter                       19
Independent Auditors                        19
Financial Statements


--------------------------------------------------------------------------------
43   PROSPECTUS -- AUG. 9, 2001

(logo of) American Express

IDS Life Insurance Company
of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251





                                                            S-6408 A (8/01)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for

        AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(SM) VARIABLE ANNUITY
                  IDS Life of New York Variable Annuity Account

                                  Aug. 9, 2001


IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800)541-2251

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

TABLE OF CONTENTS
Performance Information              p.  3

Calculating Annuity Payouts          p. 18
Rating Agencies                      p. 19
Principal Underwriter                p. 19
Independent Auditors                 p. 19

Financial Statements

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)(to the power of n) = ERV

where:                  P = a hypothetical initial payment of $1,000
                        T = average annual total return
                        n = number of years
                      ERV = Ending Redeemable Value of a hypothetical $1,000
                            payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2000

                                                                    Performance since
                                                                   commencement of the                    Performance since
                                                                      subaccount(a)                  commencement of the fund(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Since                                                  Since
Subaccount    Investing In:                                     commencement    1 year              5 years   10 years commencement
              AXP(R)VARIABLE PORTFOLIO -
 BC7            Blue Chip Advantage Fund (9/99;9/99)(c)            (15.64%)     (16.88%)                --%        --%     (4.71%)
 BD7            Bond Fund (9/99;10/81)                              (4.18)       (2.24)               2.93       7.23       9.32
 CR7            Capital Resource Fund (9/99;10/81)                 (17.86)      (23.31)               9.40      12.13      12.79
 CM7            Cash Management Fund (9/99;10/81)                   (5.18)       (1.84)               3.28       3.66       5.48
 DE7            Diversified Equity Income Fund (9/99;9/99)          (6.62)       (7.94)                 --         --      (2.99)
 EM7            Emerging Markets Fund (5/00;5/00)                  (17.12)          --                  --         --     (31.46)(d)
 ES7            Equity Select Fund (5/01;4/01)(e)                      --           --                  --         --         --
 EI7            Extra Income Fund (9/99;5/96)                      (12.42)      (15.81)                 --         --       0.15
 FI7            Federal Income Fund (9/99;9/99)                     (3.54)        0.58                  --         --       0.51
 GB7            Global Bond Fund (9/99;5/96)                        (1.76)       (4.23)                 --         --       1.88
 GR7            Growth Fund (9/99;9/99)                            (27.54)      (25.00)                 --         --      (8.00)
 IE7            International Fund (9/99;1/92)                     (15.09)      (30.19)               5.48         --       7.23
 MF7            Managed Fund (9/99;4/86)                           (11.01)       (9.34)              10.91      11.80      10.67
 ND7            New Dimensions Fund(R)(9/99;5/96)                  (16.23)      (15.59)                 --         --      15.96
 SV7            Partners Small Cap Value Fund (8/01;8/01)(e)           --           --                  --         --         --
 IV7            S&P 500 Index Fund (5/00;5/00)                     (13.98)          --                  --         --     (16.02)(d)
 SC7            Small Cap Advantage Fund (9/99;9/99)               (11.39)       (3.38)                 --         --       7.29
 ST7            Stock Fund (8/01;8/01)(e)                              --           --                  --         --         --
 SA7            Strategy Aggressive Fund (9/99;1/92)               (32.07)      (24.76)              11.46         --      11.22
              AIM V.I.
 7AC            Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                     --       (17.27)              13.73         --      16.20
 7AD            Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                     --         1.30                  --         --       7.07
              ALLIANCE VP
 7AB            AllianceBernstein International Value
                Portfolio (Class B) (8/01;5/01)(e)                     --           --                  --         --         --
 7AL            Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                         --         5.41               17.78         --      14.06
              American Century VP
 7AI            International, Class II (8/01;5/94)(f),(h)             --       (22.72)              13.34         --      10.89
 7AV            Value, Class II (8/01;5/96)(f),(h)                     --         9.98                  --         --      10.73
              CALVERT VARIABLE SERIES, INC.
 7SR            Social Balanced Portfolio (5/00;9/86)              (13.18)      (10.20)               9.51      10.13       9.45
              EVERGREEN VA
 7CG            Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                     --         9.53                  --         --       8.32
              FIDELITY VIP
 7FG            III Growth & Income Portfolio
                (Service Class 2) (8/01;12/96)(f),(j)                  --       (10.74)                 --         --      13.25
 7FM            III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                    --        25.02                  --         --      38.76
 7FO            Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                     --       (25.01)               8.53       8.14       7.31

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) With Surrender For Periods Ending Dec. 31, 2000 (continued)

                                                                    Performance since
                                                                   commencement of the                    Performance since
                                                                      subaccount(a)                  commencement of the fund(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Since                                                  Since
Subaccount    Investing In:                                     commencement    1 year              5 years   10 years commencement
              FRANKLIN TEMPLETON VIP TRUST
 7RE            Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                      (3.01%)      23.30%               8.65%     12.35%      9.32%
 7SI            Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                       1.55        16.79                  --         --      (3.87)
 7MS            Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                    --         5.07                  --         --       9.40
              GOLDMAN SACHS VIT
 7UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)           (14.88)      (16.08)                 --         --       5.96
 7MC            Mid Cap Value Fund (9/99;5/98)                       4.05        22.79                  --         --       0.81
              INVESCO VIF
 7ID            Dynamics Fund (8/01;8/97)(f)                           --       (10.50)                 --         --      17.80
 7FS            Financial Services Fund (8/01;9/99)(f)                 --        16.59                  --         --      22.63
 7TC            Technology Fund (8/01;5/97)(f)                         --       (28.82)                 --         --      31.64
 7TL            Telecommunications Fund (8/01;9/99)(f)                 --       (31.35)                 --         --       9.97
              JANUS ASPEN SERIES
 7GT            Global Technology Portfolio: Service Shares
                (5/00;1/00)(b),(m)                                  (33.68)         --                  --         --     (38.62)(d)
 7IG            International Growth Portfolio: Service Shares
                (5/00;5/94)(m)                                      (18.54)      (22.09)              21.45        --      19.27
              LAZARD RETIREMENT SERIES
 7IP            International Equity Portfolio (9/99;9/98)          (6.26)      (16.05)                 --         --       5.56
              MFS(R)
 7MG            Investors Growth Stock Series - Service Class
                (5/00;5/99)(n),(o)                                  (18.41)     (13.03)                 --         --      12.70
 7MD            New Discovery Series - Service Class
                (5/00;5/98)(n)                                      (15.60)       (9.16)                --         --      19.79
 7UT            Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                     --        (0.90)              18.97         --      21.29
              PIONEER VCT
 7PE            Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                     --         6.36               15.42         --      17.25
 7EU            Pioneer Europe VCT Portfolio - Class II Shares
                (8/01;10/98)(f),(q)                                    --       (23.74)                 --         --       1.17
              PUTNAM VARIABLE TRUST
 7HS            Putnam VT Health Sciences Fund -
                Class IB Shares (8/01;4/98)(f),(r)                     --        30.78                  --         --      12.40
 7PI            Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                     --       (16.19)                 --         --      16.49
 7VS            Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                      (25.81)     (10.98)                 --         --      19.12
              STRONG FUNDS
 7SO            Strong Opportunity Fund II - Advisor Class
                (8/01;5/92)(f),(t)                                     --        (7.94)              16.18         --      16.74
              WANGER
 7IT            International Small Cap (9/99;5/95)                (24.55)      (32.96)              18.13         --      22.10
 7SP            U.S. Small Cap (9/99;5/95)                          (4.04)      (14.74)              17.10         --      18.00
              WELLS FARGO VT
 7AA            Asset Allocation Fund (5/01;4/94)(f)                   --        (6.29)              11.51         --      12.87
 7WI            International Equity Fund (5/01;7/00)(f)               --           --                  --         --     (16.35)(d)
 7SG            Small Cap Growth Fund (5/01;5/95)(f)                   --       (27.98)               7.96         --       9.98


American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


(a)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount
(b) Current applicable charges deducted from fund performance include a $30 contract administrative charge , a 0.95% mortality and expense risk fee, and applicable surrender charges.
(c)  (Commencement date of the subaccount; Commencement date of the fund)
(d)  Cumulative return (not annualized) since commencement date of the fund
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS" Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------



Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000

                                                                  Performance since
                                                                 commencement of the                    Performance since
                                                                    subaccount(a)                  commencement of the fund(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Since                                                  Since
Subaccount  Investing In:                                       commencement    1 year              5 years   10 years commencement
            AXP(R)VARIABLE PORTFOLIO -
 BC7            Blue Chip Advantage Fund (9/99;9/99)(c)            (10.05%)     (11.37%)                --%        --%      0.25%
 BD7            Bond Fund (9/99;10/81)                               2.28         4.37                3.81       7.23       9.32
 CR7            Capital Resource Fund (9/99;10/81)                 (12.43)      (18.29)              10.09      12.13      12.79
 CM7            Cash Management Fund (9/99;10/81)                    1.20         4.79                4.14       3.66       5.48
 DE7            Diversified Equity Income Fund (9/99;9/99)          (0.34)       (1.77)                 --         --       2.00
 EM7            Emerging Markets Fund (5/00;5/00)                  (11.63)          --                  --         --     (27.06)(d)
 ES7            Equity Select Fund (5/01;4/01)(e)                      --           --                  --         --         --
 EI7            Extra Income Fund (9/99;5/96)                       (6.58)      (10.23)                 --         --       1.13
 FI7            Federal Income Fund (9/99;9/99)                      2.97         7.40                  --         --       5.70
 GB7            Global Bond Fund (9/99;5/96)                         4.89         2.23                  --         --       2.87
 GR7            Growth Fund (9/99;9/99)                            (22.84)      (20.10)                 --         --      (3.24)
 IE7            International Fund (9/99;1/92)                      (9.45)      (25.69)               6.28         --       7.23
 MF7            Managed Fund (9/99;4/86)                            (5.07)       (3.27)              11.57      11.80      10.67
 ND7            New Dimensions Fund(R)(9/99;5/96)                  (10.68)       (9.99)                 --         --      16.58
 SV7            Partners Small Cap Value Fund (8/01;8/01)(e)           --           --                  --         --         --
 IV7            S&P 500 Index Fund (5/00;5/00)                      (8.26)          --                  --         --     (10.45)(d)
 SC7            Small Cap Advantage Fund (9/99;9/99)                (5.47)        3.14                  --         --      12.54
 ST7            Stock Fund (8/01;8/01)(e)                              --           --                  --         --         --
 SA7            Strategy Aggressive Fund (9/99;1/92)               (27.71)      (19.85)              12.10         --      11.22
            AIM V.I.
 7AC            Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                     --       (11.80)              14.32         --      16.20
 7AD            Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                     --         8.18                  --         --       9.36
            ALLIANCE VP
 7AB            AllianceBernstein International Value
                Portfolio (Class B) (8/01;5/01)(e)                     --           --                  --         --         --
 7AL            Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                         --        12.41               18.30         --      14.06
            American Century VP
 7AI            International, Class II (8/01;5/94)(f),(h)             --       (17.66)              13.94         --      11.06
 7AV            Value, Class II (8/01;5/96)(f),(h)                     --        16.98                  --         --      11.45
            CALVERT VARIABLE SERIES, INC.
 7SR            Social Balanced Portfolio (5/00;9/86)               (7.40)       (4.19)              10.19      10.13       9.45
            EVERGREEN VA
 7CG            Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                     --        16.53                  --         --      10.41
            FIDELITY VIP
 7FG            III Growth & Income Portfolio (Service Class 2)
                (8/01;12/96)(f),(j)                                    --        (4.77)                 --         --      14.10
 7FM            III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                    --        32.02                  --         --      41.24
 7FO            Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                     --       (20.11)               9.24       8.14       7.31

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account




Average Annual Total Return For Nonqualified Annuities (Without Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000 (continued)

                                                                   Performance since
                                                                   commencement of the                    Performance since
                                                                      subaccount(a)                  commencement of the fund(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Since                                                  Since
Subaccount  Investing In:                                        commencement    1 year              5 years   10 years commencement
            FRANKLIN TEMPLETON VIP TRUST
 7RE            Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                       3.53%       30.30%               9.35%     12.35%      9.32%
 7SI            Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                       8.44        23.79                  --         --      (1.47)
 7MS            Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                    --        12.07                  --         --      10.30
            GOLDMAN SACHS VIT
 7UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)            (9.23)      (10.51)                 --         --       8.09
 7MC            Mid Cap Value Fund (9/99;5/98)                      11.05        29.79                  --         --       3.34
            INVESCO VIF
 7ID            Dynamics Fund (8/01;8/97)(f)                           --        (4.52)                 --         --      19.00
 7FS            Financial Services Fund (8/01;9/99)(f)                 --        23.59                  --         --      27.76
 7TC            Technology Fund (8/01;5/97)(f)                         --       (24.22)                 --         --      32.44
 7TL            Telecommunications Fund (8/01;9/99)(f)                 --       (26.94)                 --         --      15.26
            JANUS ASPEN SERIES
 7GT            Global Technology Portfolio: Service Shares
                (5/00;1/00)(b),(m)                                 (29.44)          --                  --         --     (34.76)(d)
 7IG            International Growth Portfolio: Service Shares
                (5/00;5/94)(m)                                     (13.16)      (16.98)              21.91         --      19.38
            LAZARD RETIREMENT SERIES
 7IP            International Equity Portfolio (9/99;9/98)           0.04       (10.49)                 --         --       8.30
            MFS(R)
 7MG            Investors Growth Stock Series - Service Clas s
                (5/00;5/99)(n),(o)                                 (13.02)      (7.24)                  --         --      16.54
 7MD            New Discovery Series - Service Class
                (5/00;5/98)(n)                                     (10.00)       (3.08)                 --         --      21.70
 7UT            Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                     --         5.80               19.46         --      21.54
            PIONEER VCT
 7PE            Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                     --        13.36               15.98         --      17.56
 7EU            Pioneer Europe VCT Portfolio - Class II Shares
                (8/01;10/98)(f),(q)                                    --       (18.75)                 --         --       4.21
            PUTNAM VARIABLE TRUST
 7HS            Putnam VT Health Sciences Fund - Class IB Shares
                (8/01;4/98)(f),(r)                                     --        37.78                  --         --      14.52
 7PI            Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                     --       (10.63)                 --         --      17.44
 7VS            Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                      (20.98)      (5.04)                 --         --      20.00
            Strong Funds
 7SO            Strong Opportunity Fund II - Advisor Class
                (8/01;5/92)(f),(t)                                     --        (1.76)              16.73         --      16.74
            WANGER
 7IT            International Small Cap (9/99;5/95)               ( 19.62)      (28.67)              18.64         --      22.38
 7SP            U.S. Small Cap (9/99;5/95)                           2.43        (9.07)              17.63         --      18.32
            WELLS FARGO VT
 7AA            Asset Allocation Fund (5/01;4/94)(f)                   --         0.01               12.15         --      13.02
 7WI            International Equity Fund (5/01;7/00)(f)               --           --                  --         --     (10.81)(d)
 7SG            Small Cap Growth Fund (5/01;5/95)(f)                   --       (23.31)               8.68         --      10.43

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

(a)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
(b) Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee.
(c)  (Commencement date of the subaccount; Commencement date of the fund)
(d)  Cumulative return (not annualized) since commencement date of the fund
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b(1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS" Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With Surrender For Periods Ending Dec. 31, 2000

                                                                    Performance since
                                                                   commencement of the                    Performance since
                                                                      subaccount(a)                  commencement of the fund(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Since                                                  Since
Subaccount  Investing In:                                       Commencement    1 year              5 years   10 years commencement
            AXP(R)VARIABLE PORTFOLIO -
 BC8            Blue Chip Advantage Fund (9/99;9/99)(c)            (15.60%)     (16.71%)                --%        --%     (4.52%)
 BD8            Bond Fund (9/99;10/81)                              (4.13)       (2.04)               3.15       7.44       9.54
 CR8            Capital Resource Fund (9/99;10/81)                 (17.82)      (23.16)               9.62      12.35      13.01
 CM8            Cash Management Fund (9/99;10/81)                   (5.13)       (1.65)               3.49       3.87       5.69
 DE8            Diversified Equity Income Fund (9/99;9/99)          (6.58)       (7.76)                 --         --      (2.79)
 EM8            Emerging Markets Fund (5/00;5/00)                  (17.08)          --                  --         --     (31.37)(d)
 ES8            Equity Select Fund (5/01;4/01)(e)                      --           --                  --         --         --
 EI8            Extra Income Fund (9/99;5/96)                      (12.38)      (15.65)                 --         --       0.32
 FI8            Federal Income Fund (9/99;9/99)                     (3.49)        0.78                  --         --       0.71
 GB8            Global Bond Fund (9/99;5/96)                        (1.70)       (4.04)                 --         --       2.09
 GR8            Growth Fund (9/99;9/99)                            (27.51)      (24.85)                 --         --      (7.82)
 IE8            International Fund (9/99;1/92)                     (15.05)      (30.05)               5.70         --       7.44
 MF8            Managed Fund (9/99;4/86)                           (10.97)       (9.16)              11.14      12.02      10.90
 ND8            New Dimensions Fund(R)(9/99;5/96)                  (16.19)      (15.42)                 --         --      16.32
 SV8            Partners Small Cap Value Fund (8/01;8/01)(e)           --           --                  --         --         --
 IV8            S&P 500 Index Fund (5/00;5/00)                     (13.94)          --                  --         --     (15.91)(d)
 SC8            Small Cap Advantage Fund (9/99;9/99)               (11.34)       (3.19)                 --         --       7.52
 ST8            Stock Fund (8/01;8/01)(e)                              --           --                  --         --         --
 SA8            Strategy Aggressive Fund (9/99;1/92)               (32.04)      (24.61)              11.69         --      11.44
            AIM V.I.
 8AC            Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                     --       (17.11)              13.96         --      16.43
 8AD            Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                     --         1.50                  --         --       7.29
            ALLIANCE VP
 8AB            AllianceBernstein International Value
                Portfolio (Class B) (8/01;5/01)(e)                     --           --                  --         --         --
 8AL            Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                         --         5.64               18.02         --      14.29
            AMERICAN CENTURY VP
 8AI            International, Class II (8/01;5/94)(f),(h)             --       (22.57)              13.58         --      11.12
 8AV            Value, Class II (8/01;5/96)(f),(h)                     --        10.22                  --         --      10.95
            CALVERT VARIABLE SERIES, INC.
 8SR            Social Balanced Portfolio (5/00;9/86)              (13.14)      (10.02)               9.73      10.35       9.67
            EVERGREEN VA
 8CG            Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                     --         9.76                  --         --       8.54
            FIDELITY VIP
 8FG            III Growth & Income Portfolio
                (Service Class 2) (8/01;12/96)(f),(j)                  --       (10.56)                 --         --      13.48
 8FM            III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                    --        25.29                  --         --      39.05
 8FO            Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                     --       (24.86)               8.79       8.38       7.52


American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) With Surrender For Periods Ending Dec. 31, 2000 (continued)

                                                                  Performance since
                                                                  commencement of the                    Performance since
                                                                     subaccount(a)                  commencement of the fund(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Since                                                  Since
Subaccount  Investing In:                                      commencement    1 year              5 years   10 years commencement
            FRANKLIN TEMPLETON VIP TRUST
 8RE            Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                      (2.96%)      23.56%               8.87%     12.58%      9.54%
 8SI            Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                       1.60        17.04                  --         --      (3.68)
 8MS            Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                    --         5.30                  --         --       9.63
            GOLDMAN SACHS VIT
 8UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)           (14.84)      (15.91)                 --         --       6.18
 8MC            Mid Cap Value Fund (9/99;5/98)                       4.11        23.05                  --         --       1.02
            INVESCO VIF
 8ID            Dynamics Fund (8/01;8/97)(f)                           --       (10.33)                 --         --      18.04
 8FS            Financial Services Fund (8/01;9/99)(f)                 --        16.83                  --         --      22.88
 8TC            Technology Fund (8/01;5/97)(f)                         --       (28.68)                 --         --      31.90
 8TL            Telecommunications Fund (8/01;9/99)(f)                 --       (31.21)                 --         --      10.20
            JANUS ASPEN SERIES 8GT Global Technology Portfolio:
                Service Shares (5/00;1/00)(b),(m)                  (33.65)          --                  --         --     (38.51)(d)
 8IG            International Growth Portfolio:
                Service Shares (5/00;5/94)(m)                      (18.50)      (21.94)              21.70         --      19.50
            LAZARD RETIREMENT SERIES
 8IP            International Equity Portfolio (9/99;9/98)          (6.22)      (15.89)                 --         --       5.78
            MFS(R)
 8MG            Investors Growth Stock Series -
                Service Class (5/00;5/99)(n),(o)                   (18.37)      (12.86)                 --         --      12.94
 8MD            New Discovery Series - Service Class
                (5/00;5/98)(n)                                     (15.56)       (8.98)                 --         --      20.03
 8UT            Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                     --        (0.71)              19.21         --      21.53
            PIONEER VCT
 8PE            Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                     --         6.58               15.66         --      17.48
 8EU            Pioneer Europe VCT Portfolio -
                Class II Shares (8/01;10/98)(f),(q)                    --       (23.59)                 --         --       1.38
            PUTNAM VARIABLE TRUST
 8HS            Putnam VT Health Sciences Fund -
                Class IB Shares (8/01;4/98)(f),(r)                     --        31.05                  --         --      12.64
 8PI            Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                     --       (16.02)                 --         --      16.73
 8VS            Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                     (25.77)      (10.81)                 --         --      19.37
            Strong Funds
 8SO            Strong Opportunity Fund II -
                Advisor Class (8/01;5/92)(f),(t)                       --        (7.77)              16.42         --      16.97
            WANGER
 8IT            International Small Cap (9/99;5/95)                (24.51)      (32.83)              18.37         --      22.35
 8SP            U.S. Small Cap (9/99;5/95)                          (3.99)      (14.56)              17.34         --      18.24
            WELLS FARGO VT
 8AA            Asset Allocation Fund (5/01;4/94)(f)                   --        (6.10)              11.74         --      13.10
 8WI            International Equity Fund (5/01;7/00)(f)               --           --                  --         --     (16.27)(d)
 8SG            Small Cap Growth Fund (5/01;5/95)(f)                   --       (27.87)               8.12         --      10.15

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

(a)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount
(b) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.75% mortality and expense risk fee, and applicable surrender charges.
(c)  (Commencement date of the subaccount; Commencement date of the fund)
(d)  Cumulative return (not annualized) since commencement date of the fund
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS" Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000

                                                                    Performance since
                                                                   commencement of the                    Performance since
                                                                      subaccount(a)                  commencement of the fund(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Since                                                  Since
Subaccount  Investing In:                                      commencement    1 year              5 years   10 years commencement
            AXP(R)VARIABLE PORTFOLIO -
 BC8            Blue Chip Advantage Fund (9/99;9/99)(c)            (10.00%)     (11.20%)                --%        --%      0.45%
 BD8            Bond Fund (9/99;10/81)                               2.34         4.58                4.01       7.44       9.54
 CR8            Capital Resource Fund (9/99;10/81)                 (12.38)      (18.13)              10.31      12.35      13.01
 CM8            Cash Management Fund (9/99;10/81)                    1.25         5.00                4.35       3.87       5.69
 DE8            Diversified Equity Income Fund (9/99;9/99)          (0.31)       (1.57)                 --         --       2.21
 EM8            Emerging Markets Fund (5/00;5/00)                  (11.59)          --                  --         --     (26.96)(d)
 ES8            Equity Select Fund (5/01;4/01)(e)                      --           --                  --         --         --
 EI8            Extra Income Fund (9/99;5/96)                       (6.54)      (10.05)                 --         --       1.33
 FI8            Federal Income Fund (9/99;9/99)                      3.02         7.62                  --         --       5.91
 GB8            Global Bond Fund (9/99;5/96)                         4.94         2.43                  --         --       3.07
 GR8            Growth Fund (9/99;9/99)                            (22.80)      (19.94)                 --         --      (3.05)
 IE8            International Fund (9/99;1/92)                      (9.41)      (25.54)               6.49         --       7.44
 MF8            Managed Fund (9/99;4/86)                            (5.02)       (3.08)              11.79      12.02      10.90
 ND8            New Dimensions Fund(R)(9/99;5/96)                  (10.63)       (9.81)                 --         --      16.81
 SV8            Partners Small Cap Value Fund (8/01;8/01)(e)           --           --                  --         --         --
 IV8            S&P 500 Index Fund (5/00;5/00)                      (8.21)          --                  --         --     (10.33)(d)
 SC8            Small Cap Advantage Fund (9/99;9/99)                (5.42)        3.35                  --         --      12.77
 ST8            Stock Fund (8/01;8/01)(e)                              --           --                  --         --         --
 SA8            Strategy Aggressive Fund (9/99;1/92)               (27.68)      (19.69)              12.32         --      11.44
            AIM V.I.
 8AC            Capital Appreciation Fund, Series II
                (8/01;5/93)(f),(g)                                     --       (11.62)              14.55         --      16.43
 8AD            Capital Development Fund, Series II
                (8/01;5/98)(f),(g)                                     --         8.29                  --         --       9.58
            ALLIANCE VP
 8AB            AllianceBernstein International Value
                Portfolio (Class B) (8/01;5/01)(e)                     --           --                  --         --         --
 8AL            Growth & Income Portfolio (Class B)
                (8/01;1/91)(f)                                         --        12.64               18.53         --      14.29
            American Century VP
 8AI            International, Class II (8/01;5/94)(f),(h)             --       (17.49)              14.17         --      11.28
 8AV            Value, Class II (8/01;5/96)(f),(h)                     --        17.22                  --         --      11.68
            CALVERT VARIABLE SERIES, INC.
 8SR            Social Balanced Portfolio (5/00;9/86)               (7.35)       (4.00)              10.42      10.35       9.67
            EVERGREEN VA
 8CG            Capital Growth Fund, Class L Shares
                (8/01;3/98)(f),(i)                                     --        16.76                  --         --      10.63
            FIDELITY VIP
 8FG            III Growth & Income Portfolio (Service Class 2
                (8/01;12/96)(f),(j)                                    --        (4.58)                 --         --      14.33
 8FM            III Mid Cap Portfolio (Service Class 2)
                (8/01;12/98)(f),(j)                                    --        32.29                  --         --      41.52
 8FO            Overseas Portfolio (Service Class 2)
                (8/01;1/87)(f),(j)                                     --       (19.95)               9.49       8.38%      7.52



American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified  Annuities  (Without  Purchase Payment
Credits) Without Surrender For Periods Ending Dec. 31, 2000 (continued)

                                                                    Performance since
                                                                   commencement of the                    Performance since
                                                                      subaccount(a)                  commencement of the fund(b)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Since                                                  Since
Subaccount  Investing In:                                       commencement    1 year              5 years   10 years commencement
            FRANKLIN TEMPLETON VIP TRUST
 8RE            Franklin Real Estate Fund - Class 2
                (9/99;1/89)(k)                                       3.59%       30.56%               9.57%     12.58%      9.54%
 8SI            Franklin Value Securities Fund - Class 2
                (9/99;5/98)(k)                                       8.50        24.04                  --         --      (1.27)
 8MS            Mutual Shares Securities Fund - Class 2
                (8/01;11/96)(f),(k)                                    --        12.30                  --         --      10.52
            GOLDMAN SACHS VIT
 8UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)            (9.18)      (10.34)                 --         --       8.31
 8MC            Mid Cap Value Fund (9/99;5/98)                      11.11        30.05                  --         --       3.55
            INVESCO VIF
 8ID            Dynamics Fund (8/01;8/97)(f)                           --        (4.33)                 --         --      19.23
 8FS            Financial Services Fund (8/01;9/99)(f)                 --        23.83                  --         --      28.01
 8TC            Technology Fund (8/01;5/97)(f)                         --       (24.06)                 --         --      32.70
 8TL            Telecommunications Fund (8/01;9/99)(f)                 --       (26.79)                 --         --      15.49
            JANUS ASPEN SERIES
 8GT            Global Technology Portfolio: Service Shares
                (5/00;1/00)(b),(m)                                 (29.41)          --                  --         --     (34.63)(d)
 8IG            International Growth Portfolio: Service Shares
                (5/00;5/94)(m)                                     (13.12)      (16.82)              22.15         --      19.61
            LAZARD RETIREMENT SERIES
 8IP            International Equity Portfolio (9/99;9/98)           0.09       (10.31)                 --         --       8.52
            MFS(R)
 8MG            Investors Growth Stock Series -
                Service Class (5/00;5/99)(n),(o)                   (12.98)       (7.05)                 --         --      16.77
 8MD            New Discovery Series - Service Class
                (5/00;5/98)(n)                                      (9.96)       (2.88)                 --         --      21.94
 8UT            Utilities Series - Service Class
                (8/01;1/95)(f),(n)                                     --         6.01               19.70         --      21.78
            PIONEER VCT
 8PE            Pioneer Equity-Income VCT Portfolio -
                Class II Shares (8/01;3/95)(f),(p)                     --        13.58               16.21         --      17.80
 8EU            Pioneer Europe VCT Portfolio - Class II Shares
                (8/01;10/98)(f),(q)                                    --       (18.59)                 --         --       4.42
            PUTNAM VARIABLE TRUST
 8HS            Putnam VT Health Sciences Fund -
                Class IB Shares (8/01;4/98)(f),(r)                     --        38.05                  --         --      14.75
 8PI            Putnam VT International Growth Fund -
                Class IB Shares (8/01;1/97)(f),(s)                     --       (10.45)                 --         --      17.67
 8VS            Putnam VT Vista Fund - Class IB Shares
                (9/99;1/97)(s)                                     (20.94)       (4.85)                 --         --      20.25
            STRONG FUNDS
 8SO            Strong Opportunity Fund II - Advisor Class
                (8/01;5/92)(f),(t)                                     --        (1.58)              16.96         --      16.97
            WANGER
 8IT            International Small Cap (9/99;5/95)                (19.58)      (28.53)              18.88         --      22.62
 8SP            U.S. Small Cap (9/99;5/95)                           2.48        (8.89)              17.86         --      18.56
            WELLS FARGO VT
 8AA            Asset Allocation Fund (5/01;4/94)(f)                   --         0.21               12.37         --      13.24
 8WI            International Equity Fund (5/01;7/00)(f)               --           --                  --         --     (10.72)(d)
 8SG            Small Cap Growth Fund (5/01;5/95)(f)                   --       (23.19)               8.85         --      10.60



American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


(a)  Cumulative  return  (not  annualized)   since   commencement  date  of  the
     subaccount.
(b) Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee.
(c)  (Commencement date of the subaccount; Commencement date of the fund)
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS" Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                   ----------
                                        P

where:             P = a hypothetical initial payment of $1,000

                 ERV = Ending  Redeemable  Value of a  hypothetical  $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

CALCULATION OF YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include:

o  the effect of any applicable surrender charge, or
o  any realized or unrealized gains or losses.

Annualized Compound Yield:
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000

Subaccount      Investing In:                                            Simple Yield     Compound Yield
 CM7            AXP(R)Variable Portfolio - Cash Management Fund               4.95%           5.07%
 CM8            AXP(R)Variable Portfolio - Cash Management Fund               5.16            5.30

ANNUALIZED YIELD FOR SUBACCOUNTS INVESTING IN INCOME FUNDS
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
          d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ending Dec. 31, 2000

Subaccount  Investing In:                                               Simple Yield
 BD7        AXP(R)Variable Portfolio - Bond Fund                           7.28%
 BD8        AXP(R)Variable Portfolio - Bond Fund                           7.57
 DE7        AXP(R)Variable Portfolio - Diversified Equity Income Fund      0.00
 DE8        AXP(R)Variable Portfolio - Diversified Equity Income Fund      0.00
 EI7        AXP(R)Variable Portfolio - Extra Income Fund                  10.61
 EI8        AXP(R)Variable Portfolio - Extra Income Fund                  11.07
 FI7        AXP(R)Variable Portfolio - Federal Income Fund                 6.20
 FI8        AXP(R)Variable Portfolio - Federal Income Fund                 5.20
 GB7        AXP(R)Variable Portfolio - Global Bond Fund                    0.00
 GB8        AXP(R)Variable Portfolio - Global Bond Fund                    0.00

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------
Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o  determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by
o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and
o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------
Rating Agencies

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

Rating Agency                  Rating
 A.M. Best                     A+ (Superior)

 Fitch                         AA
 Moody's                       Aa3 (Excellent)

A.M. Best's superior rating (second of 16 categories) reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Fitch's (formerly Duff & Phelps) third highest rating (of 24 categories) reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating (fourth of 21 categories) reflects our leadership position in financial planning, strong asset, liability management and good capitalization.


Principal Underwriter

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

Surrender charges received by IDS Life of New York for the last year aggregated total $921,090.

Commissions paid by IDS Life of New York for the last year aggregated total $1,731,833.

The contract is new as of 2000 and therefore we do not have three years of history for withdrawal charges received or commissions paid.

Independent Auditors

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Annual Financial Information

Report of Independent Auditors
The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual statements of net assets of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R) (comprised of subaccounts BC7, BC8, BD7, BD8, CR7, CR8, CM7, CM8, DE7, DE8, EM7, EM8, EI7, EI8, FI7, FI8, GB7, GB8, GR7, GR8, IE7, IE8, MF7, MF8, ND7, ND8, IV7, IV8, SC7, SC8, SA7, SA8, 7SR, 8SR, 7RE, 8RE, 7SI, 8SI, 7UE, 8UE, 7MC, 8MC, 7GT, 8GT, 7IG, 8IG, 7IP, 7MG, 8MG, 7MD, 8MD, 7VS, 8VS, 7IT, 8IT, 7SP and 8SP) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Variable Annuity Account - American Express Retirement Advisor Variable Annuity(R) at December 31, 2000, and the individual results of their operations and changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Net Assets
                                                                 Segregated Asset Subaccounts
                                                 ----------------------------------------------------------------------
December 31, 2000                                  BC7           BC8           BD7             BD8               CR7
Assets
Investments in shares of mutual funds and
   portfolios:
   at cost                                       $247,204      $149,853      $602,156        $482,113           $60,137
                                                 --------      --------      --------        --------           -------
   at market value                               $241,401      $145,386      $609,291        $486,618           $56,739
Dividends receivable                                   --            --         3,011           2,063                --
Accounts receivable from IDS Life of New York
   for contract purchase payments                      73            --           427              --                --
Receivable from mutual funds and
   portfolios for share redemptions                    --            --            --              --                --
                                                 --------      --------      --------        --------           -------
Total assets                                      241,474       145,386       612,729         488,681            56,739
                                                  =======       =======       =======         =======            ======
Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                     137            76           395             217                35
   Contract terminations                               --            --            --           2,185                --
Payable to mutual funds and portfolios
   for investments purchased                           --            --            --              --                --
                                                 --------      --------      --------        --------           -------
Total liabilities                                     137            76           395           2,402                35
                                                      ---            --           ---           -----                --
Net assets applicable to contracts in
   accumulation period                           $241,337      $145,310      $612,334        $486,279           $56,704
                                                 ========      ========      ========        ========           =======
Accumulation units outstanding                    268,146       161,375       599,922         475,789            64,715
                                                  =======       =======       =======         =======            ======
Net asset value per accumulation unit            $   0.90      $   0.90      $   1.02        $   1.02           $  0.88
                                                 ========      ========      ========        ========           =======


Statements of Net Assets

December 31, 2000                                               Segregated Asset Subaccounts
                                              -------------------------------------------------------------------------
Assets                                          CR8              CM7          CM8               DE7             DE8
Investments in shares of mutual funds and
   portfolios:
   at cost                                    $128,364       $4,212,034    $3,632,919         $79,029           $16,107
                                              --------       ----------    ----------         -------           -------
   at market value                            $ 96,224       $4,212,107    $3,633,004         $82,352           $16,616
Dividends receivable                                --           14,920        13,326              --                --
Accounts receivable from IDS Life of New York
   for contract purchase payments                   --               --        69,150              --                --
Receivable from mutual funds and
   portfolios for share redemptions                 --               --            --              --                --
                                              --------         --------      --------        --------           -------
Total assets                                    96,224        4,227,027     3,715,480          82,352            16,616
                                                ======        =========     =========          ======            ======
Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                   49            2,331         1,674              56                 7
   Contract terminations                            --           28,604            --              --                --
Payable to mutual funds and portfolios
   for investments purchased                        --               --            --              --                --
                                              --------         --------      --------        --------           -------
Total liabilities                                   49           30,935         1,674              56                 7
                                                    --           ------         -----              --                 -
Net assets applicable to contracts in
   accumulation period                        $ 96,175       $4,196,092    $3,713,806         $82,296           $16,609
                                              ========       ==========    ==========         =======           =======
Accumulation units outstanding                 109,708        4,152,853     3,673,827          82,547            16,684
                                               =======        =========     =========          ======            ======
Net asset value per accumulation unit         $   0.88       $     1.01    $     1.01         $  1.00           $  1.00
                                              ========       ==========    ==========         =======           =======

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Net Assets
                                                                    Segregated Asset Subaccounts
                                                 ----------------------------------------------------------------------
December 31, 2000 (continued)                       EM7           EM8          EI7             EI8               FI7
Assets
Investments in shares of mutual funds and
   portfolios:
   at cost                                        $10,530       $13,485      $553,347        $442,438          $481,236
                                                  -------       -------      --------        --------          --------
   at market value                                $10,255       $ 6,519      $534,104        $427,710          $486,974
Dividends receivable                                   --            --         4,217           3,338             1,942
Accounts receivable from IDS Life of New York
   for contract purchase payments                     150            --           271           1,819                --
Receivable from mutual funds and
   portfolios for share redemptions                    --            --            --              --                --
                                                 --------      --------      --------        --------           -------
Total assets                                       10,405         6,519       538,592         432,867           488,916
                                                   ======         =====       =======         =======           =======
Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                       3             3           368             226               328
   Contract terminations                               --            --            --              --             1,500
Payable to mutual funds and portfolios for
   investments purchased                               --            --            --              --                --
                                                 --------      --------      --------        --------           -------
Total liabilities                                       3             3           368             226             1,828
Net assets applicable to contracts in
   accumulation period                            $10,402       $ 6,516      $538,224        $432,641          $487,088
                                                  =======       =======      ========        ========          ========
Accumulation units outstanding                     11,765         7,364       577,156         464,638           473,850
                                                   ======         =====       =======         =======           =======
Net asset value per accumulation unit             $  0.88       $  0.88      $   0.93        $   0.93          $   1.03
                                                  =======       =======      ========        ========          ========



Statements of Net Assets
                                                                 Segregated Asset Subaccounts
                                                 -----------------------------------------------------------------------
                                                    FI8           GB7            GB8            GR7               GR8
December 31, 2000 (continued)
Assets

Investments in shares of mutual funds and
   portfolios:
   at cost                                        $254,524      $173,128       $94,697      $1,043,580          $631,446
                                                  --------      --------       -------      ----------          --------
   at market value                                $258,008      $182,453       $99,798      $  921,968          $570,097
Dividends receivable                                   997            --            --              --                --
Accounts receivable from IDS Life of New York
   for contract purchase payments                       --            32           120           1,012             2,392
Receivable from mutual funds and
   portfolios for share redemptions                     --            --            --              --                --
                                                  --------        ------        ------          ------             -----
Total assets                                       259,005       182,485        99,918         922,980           572,489
                                                   =======       =======        ======         =======           =======
Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                     134           127            57             583               256
   Contract terminations                               --            --            --              --                --
Payable to mutual funds and portfolios for
   investments purchased                               --            --            --              --                --
                                                 --------        ------        ------          ------             -----
Total liabilities                                     134           127            57             583               256
                                                      ---           ---            --             ---               ---
Net assets applicable to contracts in
   accumulation period                           $258,871      $182,358       $99,861      $  922,397          $572,233
                                                 ========      ========       =======      ==========          ========
Accumulation units outstanding                    251,749       173,944        95,313       1,194,782           740,833
                                                  =======       =======        ======       =========           =======
Net asset value per accumulation unit            $   1.03      $   1.05       $  1.05      $     0.77          $   0.77
                                                 ========      ========       =======      ==========          ========

 See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Net Assets
                                                                 Segregated Asset Subaccounts
                                                 ----------------------------------------------------------------------
December 31, 2000 (continued)                        IE7           IE8           MF7            MF8                ND7
Assets
Investments in shares of mutual funds and
   portfolios:
   at cost                                       $294,323       $14,915      $389,166        $127,713        $1,823,780
                                                 --------       -------      --------        --------        ----------
   at market value                               $286,207       $11,841      $367,845        $121,142        $1,682,653
Dividends receivable                                   --            --            --              --                --
Accounts receivable from IDS Life of New York
   for contract purchase payments                      28            --           332           1,699             3,406
Receivable from mutual funds and
   portfolios for share redemptions                    --            --            --              --                --
                                                 --------        ------        ------          ------             -----
Total assets                                      286,235        11,841       368,177         122,841         1,686,059
                                                  =======        ======       =======         =======         =========
Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                     149             7           216              62             1,051
   Contract terminations                               --            --            --              --                --
Payable to mutual funds and portfolios
   for investments purchased                           --            --            --              --                --
                                                 --------        ------        ------          ------             -----
Total liabilities                                     149             7           216              62             1,051
                                                      ---             -           ---              --             -----
Net assets applicable to contracts in
   accumulation period                           $286,086       $11,834      $367,961        $122,779        $1,685,008
                                                 ========       =======      ========        ========        ==========
Accumulation units outstanding                    315,787        13,057       387,397         129,203         1,885,448
                                                  =======        ======       =======         =======         =========
Net asset value per accumulation unit            $   0.91       $  0.91      $   0.95        $   0.95        $     0.89
                                                 ========       =======      ========        ========        ==========


Statements of Net Assets
                                                                 Segregated Asset Subaccounts
                                               ------------------------------------------------------------------------

December 31, 2000 (continued)                      ND8           IV7           IV8             SC7                SC8
Assets
Investments in shares of mutual funds and
   portfolios:
   at cost                                     $1,110,217      $109,075      $122,254        $ 91,790           $61,630
                                               ----------      --------      --------        --------           -------
   at market value                             $1,042,362      $103,908      $118,521        $ 94,948           $61,479
Dividends receivable                                   --            --            --              --                --
Accounts receivable from IDS Life of New York
   for contract purchase payments                   2,825           127            --              41                --
Receivable from mutual funds and
   portfolios for share redemptions                    --            --            --              --                --
                                                 --------        ------        ------          ------             -----
Total assets                                    1,045,187       104,035       118,521          94,989            61,479
                                                =========       =======       =======          ======            ======
Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                     463            69            57              38                33
   Contract terminations                               --            --            --              --                --
Payable to mutual funds and portfolios
   for investments purchased                           --            --            --              --                --
                                                 --------        ------        ------          ------             -----
Total liabilities                                     463            69            57              38                33
                                                      ---            --            --              --                --
Net assets applicable to contracts in
   accumulation period                         $1,044,724      $103,966      $118,464        $ 94,951           $61,446
                                               ==========      ========      ========        ========           =======
Accumulation units outstanding                  1,168,402       113,256       129,004         100,387            64,937
                                                =========       =======       =======         =======            ======
Net asset value per accumulation unit          $     0.89      $   0.92      $   0.92        $   0.95           $  0.95
                                               ==========      ========      ========        ========           =======


See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Net Assets
                                                                  Segregated Asset Subaccounts
                                                 ----------------------------------------------------------------------
December 31, 2000 (continued)                       SA7           SA8           7SR              8SR             7RE
Assets
Investments in shares of mutual funds and
   portfolios:
   at cost                                       $647,494      $446,354       $15,483           $  56          $145,698
                                                 --------      --------       -------           -----          --------
   at market value                               $542,541      $331,447       $14,321           $  52          $155,627
Dividends receivable                                   --            --            --              --                --
Accounts receivable from IDS Life of New York
   for contract purchase payments                     233           670            --              --                41
Receivable from mutual funds and
   portfolios for share redemptions                    --            --             7              --               103
                                                 --------        ------        ------          ------             -----
Total assets                                      542,774       332,117        14,328              52           155,771
                                                  =======       =======        ======              ==           =======
Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                     309           156             7              --               103
   Contract terminations                               --            --            --              --                --
Payable to mutual funds and portfolios
   for investments purchased                           --            --            --              --                41
                                                 --------        ------        ------          ------             -----
Total liabilities                                     309           156             7              --               144
                                                      ---           ---             -                               ---
Net assets applicable to contracts in
   accumulation period                           $542,465      $331,961       $14,321           $  52          $155,627
                                                 ========      ========       =======           =====          ========
Accumulation units outstanding                    749,900       458,690        15,457              56           150,244
                                                  =======       =======        ======              ==           =======
Net asset value per accumulation unit            $   0.72      $   0.72       $  0.93           $0.93          $   1.04
                                                 ========      ========       =======           =====          ========


Statements of Net Assets
                                                      Segregated Asset Subaccounts
                                                 --------------------------------------
December 31, 2000 (continued)                       8RE           7SI           8SI
Assets
Investments in shares of mutual funds and
   portfolios:
   at cost                                       $131,469       $55,828       $18,484
                                                 --------       -------       -------
   at market value                               $141,832       $60,946       $20,034
Dividends receivable                                   --            --            --
Accounts receivable from IDS Life of New York
   for contract purchase payments                     960            --            --
Receivable from mutual funds and
   portfolios for share redemptions                    76            43             4
                                                       --            --             -
Total assets                                      142,868        60,989        20,038
                                                  =======        ======        ======
Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                      76            43             4
   Contract terminations                               --            --            --
Payable to mutual funds and portfolios
   for investments purchased                          960            --            --
                                                 --------        ------        ------
Total liabilities                                   1,036            43             4
                                                    -----            --             -
Net assets applicable to contracts in
   accumulation period                           $141,832       $60,946       $20,034
                                                 ========       =======       =======
Accumulation units outstanding                    136,858        56,176        18,457
                                                  =======        ======        ======
Net asset value per accumulation unit            $   1.04       $  1.08       $  1.09
                                                 ========       =======       =======



See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Net Assets
                                                                Segregated Asset Subaccounts
                                                 ----------------------------------------------------------------------
December 31, 2000 (continued)                      7UE           8UE            7MC             8MC             7GT
Assets
Investments in shares of mutual funds and
   portfolios:
   at cost                                       $192,896      $252,620      $172,035         $38,052          $218,340
                                                 --------      --------      --------         -------          --------
   at market value                               $183,489      $241,244      $179,780         $40,764          $183,728
Dividends receivable                                   --            --            --              --                --
Accounts receivable from IDS Life of New York
   for contract purchase payments                   3,533           240            66              --                --
Receivable from mutual funds and
   portfolios for share redemptions                   107           115            82              23               133
                                                      ---           ---            --              --               ---
Total assets                                      187,129       241,599       179,928          40,787           183,861
                                                  =======       =======       =======          ======           =======
Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                     107           115            82              23               133
   Contract terminations                               --            --            --              --                --
Payable to mutual funds and portfolios
   for investments purchased                        3,533           240            66              --                --
                                                    -----           ---            --
Total liabilities                                   3,640           355           148              23               133
                                                    -----           ---           ---              --               ---
Net assets applicable to contracts in
   accumulation period                           $183,489      $241,244      $179,780         $40,764          $183,728
                                                 ========      ========      ========         =======          ========
Accumulation units outstanding                    202,039       265,501       161,815          36,672           260,195
                                                  =======       =======       =======          ======           =======
Net asset value per accumulation unit           $   0. 91     $   0. 91      $   1.11         $  1.11          $   0.71
                                                 ========      ========      ========         =======          ========



Statements of Net Assets
                                                               Segregated Asset Subaccounts
                                                 ----------------------------------------------------------------------
December 31, 2000 (continued)                       8GT          7IG           8IG             7IP               7MG
Assets
Investments in shares of mutual funds and
   portfolios:
   at cost                                       $183,184      $593,509      $491,650         $15,400          $627,464
                                                 --------      --------      --------         -------          --------
   at market value                               $154,833      $555,678      $468,840         $15,687          $595,891
Dividends receivable                                   --            --            --              --                --
Accounts receivable from IDS Life of New York
   for contract purchase payments                     142         3,450           944              --               297
Receivable from mutual funds and
   portfolios for share redemptions                    73           375           198              10               396
                                                       --           ---           ---              --               ---
Total assets                                      155,048       559,503       469,982          15,697           596,584
                                                  =======       =======       =======          ======           =======
Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                      73           375           198              10               396
   Contract terminations                               --            --            --              --                --
Payable to mutual funds and portfolios
   for investments purchased                          142         3,450           944              --               297
                                                      ---         -----           ---            ----               ---
Total liabilities                                     215         3,825         1,142              10               693
                                                      ---         -----         -----              --               ---
Net assets applicable to contracts in
   accumulation period                           $154,833      $555,678      $468,840         $15,687          $595,891
                                                 ========      ========      ========         =======          ========
Accumulation units outstanding                    219,187       639,550       539,331          15,610           684,730
                                                  =======       =======       =======          ======           =======
Net asset value per accumulation unit            $   0.71      $   0.87      $   0.87         $  1.01          $   0.87
                                                 ========      ========      ========         =======          ========

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Net Assets
                                                                                   Segregated Asset Subaccounts
                                                              ----------------------------------------------------------------------
December 31, 2000 (continued)                                    8MG           7MD            8MD               7VS         8VS
Assets
Investments in shares of mutual funds and
   portfolios:
   at cost                                                     $630,486      $465,436        $427,136        $  980,769   $646,265
                                                               --------      --------        --------        ----------   --------
   at market value                                             $604,927      $474,172        $431,985        $  918,966   $606,620
Dividends receivable                                                 --            --              --                --         --
Accounts receivable from IDS Life of New York
   for contract purchase payments                                 2,415           261             640             6,011      2,569
Receivable from mutual funds and portfolios
   for share redemptions                                            291           314             198               604        288
                                                                    ---           ---             ---               ---        ---
Total assets                                                    607,633       474,747         432,823           925,581    609,477
                                                                =======       =======         =======           =======    =======
Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                   291           314             198               604        288
   Contract terminations                                             --            --              --                --         --
Payable to mutual funds and portfolios
   for investments purchased                                      2,415           261             640             6,011      2,569
                                                                  -----           ---             ---             -----      -----
Total liabilities                                                 2,706           575             838             6,615      2,857
                                                                  -----           ---             ---             -----      -----
Net assets applicable to contracts in
   accumulation period                                         $604,927      $474,172        $431,985        $  918,966   $606,620
                                                               ========      ========        ========        ==========   ========
Accumulation units outstanding                                  694,771       526,563         479,489         1,162,392    766,836
                                                                =======       =======         =======         =========    =======
Net asset value per accumulation unit                          $   0.87      $   0.90        $   0.90        $     0.79   $   0.79
                                                               ========      ========        ========        ==========   ========


Statements of Net Assets                                                     Segregated Asset Subaccounts
                                                               --------------------------------------------------------
December 31, 2000 (continued)                                    7IT           8IT             7SP               8SP
Assets
Investments in shares of mutual funds and portfolios:
   at cost                                                     $198,716      $161,252        $125,219           $74,888
                                                               --------      --------        --------           -------
   at market value                                             $181,347      $152,597        $130,823           $78,682
Dividends receivable                                                 --            --              --                --
Accounts receivable from IDS Life of New York
   for contract purchase payments                                   262            --           1,000                --
Receivable from mutual funds and portfolios
   for share redemptions                                            128           801              74               492
                                                                    ---           ---              --               ---
Total assets                                                    181,737       153,398         131,897            79,174
                                                                =======       =======         =======            ======
Liabilities
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                   128            64              74                38
   Contract terminations                                             --           737              --               454
Payable to mutual funds and portfolios
   for investments purchased                                        262            --           1,000                --
                                                                    ---         -----           -----             -----
Total liabilities                                                   390           801           1,074               492
                                                                    ---           ---           -----               ---
Net assets applicable to contracts in
   accumulation period                                         $181,347      $152,597        $130,823           $78,682
                                                               ========      ========        ========           =======
Accumulation units outstanding                                  225,483       189,641         127,656            76,739
                                                                =======       =======         =======            ======
Net asset value per accumulation unit                          $   0.80      $   0.80        $   1.02           $  1.03
                                                               ========      ========        ========           =======

 See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                                     Segregated Asset Subaccounts(1)
                                                 ----------------------------------------------------------------------
Period ended December 31, 2000                       BC7           BC8           BD7             BD8              CR7
Investment income
Dividend income from mutual
    funds and portfolios                          $   244       $   244       $ 4,623          $3,047           $ 5,470
Mortality and expense risk fee                        204           145           709             356                86
                                                      ---           ---           ---             ---                --
Investment income (loss) -- net                        40            99         3,914           2,691             5,384
                                                       ==            ==         =====           =====             =====
Realized and unrealized gain
     (loss) on investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and portfolios:
   Proceeds from sales                                166         2,341        86,161             140            41,982
   Cost of investments sold                           172         2,351        85,631             140            48,289
                                                      ---         -----        ------             ---            ------
Net realized gain (loss) on investments                (6)          (10)          530              --            (6,307)
Net change in unrealized appreciation or
   depreciation of investments                     (5,803)       (4,467)        7,135           4,505            (3,398)
                                                   ------        ------         -----           -----            ------
Net gain (loss) on investments                     (5,809)       (4,477)        7,665           4,505            (9,705)
                                                   ------        ------         -----           -----            ------
Net increase (decrease) in net assets
   resulting from operations                      $(5,769)      $(4,378)      $11,579          $7,196           $(4,321)
                                                  =======       =======       =======          ======           =======


Statements of Operations
                                                                    Segregated Asset Subaccounts(1)
                                                 ----------------------------------------------------------------------
Period ended December 31, 2000                       CR8          CM7           CM8              DE7               DE8
Investment income
Dividend income from mutual
    funds and portfolios                          $  7,280     $ 23,670    $   25,511          $  135               $--
Mortality and expense risk fee                          81        3,701         3,197             107                 7
                                                        --        -----         -----             ---                 -
Investment income (loss) -- net                      7,199       19,969        22,314              28                (7)
                                                     =====       ======        ======              ==                ==
Realized and unrealized gain
     (loss) on investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and portfolios:
   Proceeds from sales                              12,717      373,583     1,114,745             475                --
   Cost of investments sold                         14,130      373,580     1,114,722             481                --
                                                    ------      -------     ---------             ---               ---
Net realized gain (loss) on investments             (1,413)           3            23              (6)               --
Net change in unrealized appreciation or
   depreciation of investments                     (32,140)          73            85           3,323               509
                                                   -------           --            --           -----               ---
Net gain (loss) on investments                     (33,553)          76           108           3,317               509
                                                   -------           --           ---           -----               ---
Net increase (decrease) in net assets
   resulting from operations                      $(26,354)    $ 20,045    $   22,422          $3,345              $502
                                                  ========     ========    ==========          ======              ====


(1)  For the period Sept.  29, 2000  (commencement  of  operations)  to Dec. 31,
     2000.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Operations
                                                               Segregated Asset Subaccounts(1)
                                                    -----------------------------------------------------
Period ended December 31, 2000  (continued)           EM7         EM8      EI7         EI8         FI7
Investment income
Dividend income from
   mutual funds and portfolios                       $ --        $ --   $  7,032    $  5,129    $  2,985
Mortality and expense risk fee                          3           4        663         392         505
                                                        -           -        ---         ---         ---
Investment income (loss) -- net                        (3)         (4)     6,369       4,737       2,480
                                                       ==          ==      =====       =====       =====
Realized and unrealized gain
     (loss) on investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and portfolios:
   Proceeds from sales                                300       6,742     23,214      28,742     151,719
   Cost of investments sold                            --          --     23,895      29,272     151,170
                                                     ----         ---     ------      ------     -------
Net realized gain (loss) on investments               300       6,742       (681)       (530)        549
Net change in unrealized appreciation
   or depreciation of investments                    (275)     (6,966)   (19,243)    (14,728)      5,738
                                                     ----      ------    -------     -------       -----
Net gain (loss) on investments                         25        (224)   (19,924)    (15,258)      6,287
                                                       --        ----    -------     -------       -----
Net increase (decrease) in net assets
   resulting from operations                        $  22     $  (228)  $(13,555)   $(10,521)   $  8,767
                                                    =====     =======   ========    ========    ========



Statements of Operations                                       Segregated Asset Subaccounts(1)
                                                 ------------------------------------------------------
Period ended December 31, 2000  (continued)          FI8         GB7         GB8      GR7         GR8
Investment income
Dividend income from
   mutual funds and portfolios                     $2,105     $   259    $    91   $     --     $   --
Mortality and expense risk fee                        280         248         96      1,116        470
                                                      ---         ---         --      -----        ---
Investment income (loss) -- net                     1,825          11         (5)    (1,116)      (470)
                                                    =====          ==         ==     ======       ====
Realized and unrealized gain
     (loss) on investments -- net
Realized gain (loss) on sales of
   investments in mutual funds and portfolios:
   Proceeds from sales                                146      15,096     16,084     14,840      6,873
   Cost of investments sold                           145      15,075     16,094     16,096      7,371
                                                      ---      ------     ------     ------      -----
Net realized gain (loss) on investments                 1          21        (10)    (1,256)      (498)
Net change in unrealized appreciation
   or depreciation of investments                   3,484       9,325      5,101   (121,612)   (61,349)
                                                    -----       -----      -----   --------    -------
Net gain (loss) on investments                      3,485       9,346      5,091   (122,868)   (61,847)
                                                    -----       -----      -----   --------    -------
Net increase (decrease) in net assets
   resulting from operations                       $5,310     $ 9,357    $ 5,086  $(123,984)  $(62,317)
                                                   ======     =======    =======  =========   ========

(1)  For the period Sept.  29, 2000  (commencement  of  operations)  to Dec. 31,
     2000.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Operations
                                                                    Segregated Asset Subaccounts(1)
                                                 ----------------------------------------------------------------------
Period ended December 31, 2000 (continued)          IE7           IE8           MF7             MF8              ND7
Investment income
Dividend income from
   mutual funds and portfolios                   $ 22,494       $ 2,387      $ 16,538         $ 4,362         $  84,036
Mortality and expense risk fee                        260            15           432              93             1,894
                                                      ---            --           ---              --             -----
Investment income (loss) -- net                    22,234         2,372        16,106           4,269            82,142
                                                   ======         =====        ======           =====            ======
Realized and unrealized
    gain (loss) on investments -- net
Realized gain (loss) on sales of investments in
   mutual funds and portfolios:
   Proceeds from sales                             99,149             8         2,216              33            60,808
   Cost of investments sold                       120,500            10         2,374              36            69,141
                                                  -------            --         -----              --            ------
Net realized gain (loss) on investments           (21,351)           (2)         (158)             (3)           (8,333)
Net change in unrealized appreciation
   or depreciation of investments                  (8,116)       (3,074)      (21,321)         (6,571)         (141,127)
                                                   ------        ------       -------          ------          --------
Net gain (loss) on investments                    (29,467)       (3,076)      (21,479)         (6,574)         (149,460)
                                                  -------        ------       -------          ------          --------
Net increase (decrease) in net assets
   resulting from operations                    $  (7,233)      $  (704)    $  (5,373)        $(2,305)        $ (67,318)
                                                =========       =======     =========         =======         =========


Statements of Operations
                                                                    Segregated Asset Subaccounts(1)
                                                ------------------------------------------------------------------------
Period ended December 31, 2000 (continued)         ND8             IV7           IV8             SC7               SC8
Investment income
Dividend income from
   mutual funds and portfolios                  $ 39,428        $   365       $   340          $  493            $1,466
Mortality and expense risk fee                       754            141            93              44                45
                                                     ---            ---            --              --                --
Investment income (loss) -- net                   38,674            224           247             449             1,421
                                                  ======            ===           ===             ===             =====
Realized and unrealized
    gain (loss) on investments -- net
Realized gain (loss) on sales of investments in
   mutual funds and portfolios:
   Proceeds from sales                            21,400            710         8,401             151                37
   Cost of investments sold                       20,949            754         8,191             157                39
                                                  ------            ---         -----             ---                --
Net realized gain (loss) on investments              451            (44)          210              (6)               (2)
Net change in unrealized appreciation
   or depreciation of investments                (67,855)        (5,167)       (3,733)          3,158              (151)
                                                 -------         ------        ------           -----              ----
Net gain (loss) on investments                   (67,404)        (5,211)       (3,523)          3,152              (153)
                                                 -------         ------        ------           -----              ----
Net increase (decrease) in net assets
   resulting from operations                    $(28,730)       $(4,987)      $(3,276)         $3,601            $1,268
                                                ========        =======       =======          ======            ======


(1)  For the period Sept.  29, 2000  (commencement  of  operations)  to Dec. 31,
     2000.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Operations
                                                               Segregated Asset Subaccounts(1)
                                               -----------------------------------------------------------
Period ended December 31, 2000 (continued)          SA7         SA8        7SR         8SR          7RE
Investment income
Dividend income from
   mutual funds and portfolios                 $  103,742   $  74,730    $   682       $   2       $  --
Mortality and expense risk fee                        558         280          9          --         169
                                                      ---         ---          -        ----         ---
Investment income (loss) -- net                   103,184      74,450        673           2        (169)
                                                  =======      ======        ===           =        ====
Realized and unrealized
    gain (loss) on investments -- net
Realized gain (loss) on sales of investments in
   mutual funds and portfolios:
   Proceeds from sales                            135,208       3,229      4,923          --         128
   Cost of investments sold                       208,681       3,579      5,017          --         123
                                                  -------       -----      -----       -----         ---
Net realized gain (loss) on investments           (73,473)       (350)       (94)         --           5
Net change in unrealized appreciation
   or depreciation of investments                (104,953)   (114,907)    (1,162)         (4)      9,929
                                                 --------    --------     ------          --       -----
Net gain (loss) on investments                   (178,426)   (115,257)    (1,256)         (4)      9,934
                                                 --------    --------     ------          --       -----
Net increase (decrease) in net assets
    resulting from operations                  $  (75,242)  $ (40,807)  $   (583)      $  (2)     $9,765
                                               ==========   =========   ========       =====      ======


Statements of Operations
                                                   Segregated Asset Subaccounts(1)
                                                 ----------------------------------
Period ended December 31, 2000 (continued)           8RE         7SI         8SI
Investment income
Dividend income from
   mutual funds and portfolios                      $  --       $  --       $  --
Mortality and expense risk fee                        132          75           4
                                                      ---          --           -
Investment income (loss) -- net                      (132)        (75)         (4)
                                                     ====         ===          ==
Realized and unrealized
    gain (loss) on investments -- net
Realized gain (loss) on sales of investments in
   mutual funds and portfolios:
   Proceeds from sales                                  5          50           3
   Cost of investments sold                             5          46           3
                                                        -          --           -
Net realized gain (loss) on investments                --           4          --
Net change in unrealized appreciation
   or depreciation of investments                  10,363       5,118       1,550
                                                   ------       -----       -----
Net gain (loss) on investments                     10,363       5,122       1,550
                                                   ------       -----       -----
Net increase (decrease) in net assets
    resulting from operations                     $10,231      $5,047      $1,546
                                                  =======      ======      ======


(1)  For the period Sept.  29, 2000  (commencement  of  operations)  to Dec. 31,
     2000.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Accountv
--------------------------------------------------------------------------------


Statements of Operations
                                                                Segregated Asset Subaccounts(1)
                                                  -------------------------------------------------------
Period ended December 31, 2000 (continued)          7UE         8UE        7MC         8MC        7GT
Investment income
Dividend income from
   mutual funds and portfolios                    $ 1,979    $  2,614    $ 4,792      $1,285    $  1,115
Mortality and expense risk fee                        209         167        114          34         238
                                                      ---         ---        ---          --         ---
Investment income (loss) -- net                     1,770       2,447      4,678       1,251         877
                                                    =====       =====      =====       =====         ===
Realized and unrealized
    gain (loss) on investments -- net
Realized gain (loss) on sales of investments in
   mutual funds and portfolios:
   Proceeds from sales                                 --      11,133         16          60       4,893
   Cost of investments sold                            --      10,981         15          57       5,377
                                                     ----      ------         --          --       -----
Net realized gain (loss) on investments                --         152          1           3        (484)
Net change in unrealized appreciation
   or depreciation of investments                  (9,407)    (11,376)     7,745       2,712     (34,612)
                                                   ------     -------      -----       -----     -------
Net gain (loss) on investments                     (9,407)    (11,224)     7,746       2,715     (35,096)
                                                   ------     -------      -----       -----     -------
Net increase (decrease) in net assets
   resulting from operations                      $(7,637)   $ (8,777)   $12,424      $3,966    $(34,219)
                                                  =======    ========    =======      ======    ========



Statements of Operations                                        Segregated Asset Subaccounts(1)
                                                 ------------------------------------------------------
Period ended December 31, 2000 (continued)          8GT          7IG         8IG        7IP        7MG
Investment income
Dividend income from
   mutual funds and portfolios                    $   940    $  1,074     $   911       $159    $    --
Mortality and expense risk fee                        134         702         322         16        708
                                                      ---         ---         ---         --        ---
Investment income (loss) -- net                       806         372         589        143       (708)
                                                      ===         ===         ===        ===       ====
Realized and unrealized
    gain (loss) on investments -- net
Realized gain (loss) on sales of investments in
   mutual funds and portfolios:
   Proceeds from sales                                555       7,169       2,331         11     44,396
   Cost of investments sold                           613       7,648       2,401         11     47,252
                                                      ---       -----       -----         --     ------
Net realized gain (loss) on investments               (58)       (479)        (70)        --     (2,856)
Net change in unrealized appreciation
   or depreciation of investments                 (28,351)    (37,831)    (22,810)       287    (31,573)
                                                  -------     -------     -------        ---    -------
Net gain (loss) on investments                    (28,409)    (38,310)    (22,880)       287    (34,429)
                                                  -------     -------     -------        ---    -------
Net increase (decrease) in net assets
   resulting from operations                     $(27,603)   $(37,938)   $(22,291)      $430   $(35,137)
                                                 ========    ========    ========       ====   ========

(1)  For the period Sept.  29, 2000  (commencement  of  operations)  to Dec. 31,
     2000.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Operations
                                                                            Segregated Asset Subaccounts(1)
                                                           ----------------------------------------------------------
Period ended December 31, 2000 (continued)                       8MG        7MD         8MD         7VS        8VS
Investment income
Dividend income from
   mutual funds and portfolios                                 $   --     $   --      $   --      $   --    $    --
Mortality and expense risk fee                                    538        490         292       1,023        474
                                                                  ---        ---         ---       -----        ---
Investment income (loss) -- net                                  (538)      (490)       (292)     (1,023)      (474)
                                                                 ====       ====        ====      ======       ====
Realized and unrealized
    gain (loss) on investments -- net
Realized gain (loss) on sales of investments in
   mutual funds and portfolios:
   Proceeds from sales                                             63     21,964      18,384      40,400         39
   Cost of investments sold                                        62     22,111      18,086      44,276         38
                                                                   --     ------      ------      ------         --
Net realized gain (loss) on investments                             1       (147)        298      (3,876)         1
Net change in unrealized appreciation
   or depreciation of investments                             (25,559)     8,736       4,849     (61,803)   (39,645)
                                                              -------      -----       -----     -------    -------
Net gain (loss) on investments                                (25,558)     8,589       5,147     (65,679)   (39,644)
                                                              -------      -----       -----     -------    -------
Net increase (decrease) in net assets
   resulting from operations                                 $(26,096)   $ 8,099     $ 4,855    $(66,702)  $(40,118)
                                                             ========    =======     =======    ========   ========


Statements of Operations
                                                                   Segregated Asset Subaccounts(1)
                                                           ---------------------------------------------
Period ended December 31, 2000 (continued)                     7IT          8IT        7SP        8SP
Investment income
Dividend income from
   mutual funds and portfolios                               $    --     $    --      $  --      $  --
Mortality and expense risk fee                                   274         127         94         63
                                                                 ---         ---         --         --
Investment income (loss) -- net                                 (274)       (127)       (94)       (63)
                                                                ====        ====        ===        ===
Realized and unrealized
    gain (loss) on investments -- net
Realized gain (loss) on sales of investments in
   mutual funds and portfolios:
   Proceeds from sales                                        11,458      20,625         20        517
   Cost of investments sold                                   12,163      22,662         21        494
                                                              ------      ------         --        ---
Net realized gain (loss) on investments                         (705)     (2,037)        (1)        23
Net change in unrealized appreciation
   or depreciation of investments                            (17,369)     (8,655)     5,604      3,794
                                                             -------      ------      -----      -----
Net gain (loss) on investments                               (18,074)    (10,692)     5,603      3,817
                                                             -------     -------      -----      -----
Net increase (decrease) in net assets
   resulting from operations                                $(18,348)   $(10,819)    $5,509     $3,754
                                                            ========    ========     ======     ======


(1)  For the period Sept.  29, 2000  (commencement  of  operations)  to Dec. 31,
     2000.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets
                                                               Segregated Asset Subaccounts(1)
                                                 --------------------------------------------------------
Period ended December 31, 2000                      BC7         BC8        BD7        BD8         CR7
Operations
Investment income (loss) -- net                  $     40    $     99$     3,914 $     2,691     $ 5,384
Net realized gain (loss) on investments                (6)        (10)       530          --      (6,307)
Net change in unrealized appreciation
   or depreciation of investments                  (5,803)     (4,467)     7,135       4,505      (3,398)
                                                   ------      ------      -----       -----      ------
Net increase (decrease) in net assets
   resulting from operations                       (5,769)     (4,378)    11,579       7,196      (4,321)
                                                   ======      ======     ======       =====      ======
Contract transactions
Contract purchase payments                        235,766     135,188    587,073     377,363      56,476
Net transfers(2)                                   11,340      14,500     13,682     113,900       4,549
Transfers for policy loans                             --          --         --      (9,995)         --
Contract terminations:
   Surrender benefits                                  --          --         --      (2,185)         --
                                                     ----       -----       ----      ------        ----
Increase (decrease) from
   contract transactions                          247,106     149,688    600,755     479,083      61,025
                                                  -------     -------    -------     -------      ------
Net assets at beginning of year                        --          --         --          --          --
                                                     ----       -----       ----      ------        ----
Net assets at end of year                        $241,337    $145,310   $612,334    $486,279     $56,704
                                                 ========    ========   ========    ========     =======
Accumulation unit activity
Units outstanding at beginning of year                 --          --         --          --          --
Contract purchase payments                        255,815     145,822    586,087     375,330      59,269
Net transfers(2)                                   12,331      15,553     13,835     112,401       5,446
Transfers for policy loans                             --          --         --      (9,804)         --
Contract terminations:
   Surrender benefits                                  --          --         --      (2,138)         --
                                                     ----       -----       ----      ------        ----
Units outstanding at end of year                  268,146     161,375    599,922     475,789      64,715
                                                  =======     =======    =======     =======      ======


Statements of Changes in Net Assets                           Segregated Asset Subaccounts(1)
                                                 ------------------------------------------------------
Period ended December 31, 2000                      CR8         CM7         CM8         DE7        DE8
Operations
Investment income (loss) -- net                  $  7,199  $   19,969 $    22,314    $    28    $    (7)
Net realized gain (loss) on investments            (1,413)          3          23         (6)        --
Net change in unrealized appreciation
   or depreciation of investments                 (32,140)         73          85      3,323        509
                                                  -------          --          --      -----        ---
Net increase (decrease) in net assets
   resulting from operations                      (26,354)     20,045      22,422      3,345        502
                                                  =======      ======      ======      =====        ===
Contract transactions
Contract purchase payments                        116,326   4,953,601   4,723,654     79,374     16,107
Net transfers(2)                                    6,203    (776,854) (1,032,270)      (423)        --
Transfers for policy loans                             --          --          --         --         --
Contract terminations:
   Surrender benefits                                  --        (700)         --         --         --
                                                     ----       -----        ----     ------       ----
Increase (decrease) from
   contract transactions                          122,529   4,176,047   3,691,384     78,951     16,107
                                                  -------   ---------   ---------     ------     ------
Net assets at beginning of year                        --          --          --         --         --
                                                     ----       -----        ----     ------       ----
Net assets at end of year                        $ 96,175  $4,196,092 $ 3,713,806    $82,296    $16,609
                                                   ======  ========== ===========    =======    =======
Accumulation unit activity
Units outstanding at beginning of year                 --          --          --         --         --
Contract purchase payments                        122,633   4,926,328   4,697,329     82,547     16,684
Net transfers(2)                                  (12,925)   (772,781) (1,023,502)        --         --
Transfers for policy loans                             --          --          --         --         --
Contract terminations:
   Surrender benefits                                  --        (694)         --         --         --
                                                     ----        -----       ----       ----       ----
Units outstanding at end of year                  109,708   4,152,853   3,673,827     82,547     16,684
                                                  =======   =========   =========     ======     ======

(1)  For the period Sept.  29, 2000  (commencement  of  operations)  to Dec. 31,
     2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets
                                                                Segregated Asset Subaccounts(1)
                                                 --------------------------------------------------------
Period ended December 31, 2000 (continued)           EM7         EM8       EI7         EI8         FI7
Operations
Investment income (loss) -- net                  $     (3)     $   (4)  $  6,369    $  4,737    $  2,480
Net realized gain (loss) on investments               300       6,742       (681)       (530)        549
Net change in unrealized appreciation
   or depreciation of investments                    (275)     (6,966)   (19,243)    (14,728)      5,738
                                                     ----      ------    -------     -------       -----
Net increase (decrease) in net assets
   resulting from operations                           22        (228)   (13,555)    (10,521)      8,767
                                                       ==        ====    =======     =======       =====
Contract transactions
Contract purchase payments                          8,880       6,744    535,373     350,236     534,862
Net transfers(2)                                    1,500          --     16,406      92,926     (56,541)
Transfers for policy loans                             --          --         --          --          --
Contract terminations:
   Surrender benefits                                  --          --         --          --          --
                                                     ----       -----       ----      ------        ----
Increase (decrease) from
   contract transactions                           10,380       6,744    551,779     443,162     478,321
                                                   ------       -----    -------     -------     -------
Net assets at beginning of year                        --          --         --          --          --
                                                     ----       -----       ----      ------        ----
Net assets at end of year                         $10,402      $6,516   $538,224    $432,641    $487,088
                                                  =======      ======   ========    ========    ========
Accumulation unit activity
Units outstanding at beginning of year                 --          --         --          --          --
Contract purchase payments                         10,111       7,364    559,659     366,027     529,041
Net transfers(2)                                    1,654          --     17,497      98,611     (55,191)
Transfers for policy loans                             --          --         --          --          --
Contract terminations:
   Surrender benefits                                  --          --         --          --          --
                                                     ----       -----       ----      ------        ----
Units outstanding at end of year                   11,765       7,364    577,156     464,638     473,850
                                                   ======       =====    =======     =======     =======


Statements of Changes in Net Assets
                                                           Segregated Asset Subaccounts(1)
                                                 -------------------------------------------------------
Period ended December 31, 2000 (continued)          FI8         GB7         GB8        GR7        GR8
Operations
Investment income (loss) -- net                  $  1,825      $   11    $     (5)$   (1,116) $    (470)
Net realized gain (loss) on investments                 1          21         (10)    (1,256)      (498)
Net change in unrealized appreciation
   or depreciation of investments                   3,484       9,325       5,101   (121,612)   (61,349)
                                                    -----       -----       -----   --------    -------
Net increase (decrease) in net assets
   resulting from operations                        5,310       9,357       5,086   (123,984)   (62,317)
                                                    =====       =====       =====   ========    =======
Contract transactions
Contract purchase payments                        239,061     167,001      89,287    932,873    504,777
Net transfers(2)                                   14,500       6,000       5,488    114,572    130,614
Transfers for policy loans                             --          --          --         --         --
Contract terminations:
   Surrender benefits                                  --          --          --     (1,064)      (841)
                                                    -----       -----        ----      ------      ----
Increase (decrease) from
   contract transactions                          253,561     173,001      94,775  1,046,381    634,550
                                                  -------     -------      ------  ---------    -------
Net assets at beginning of year                        --          --          --         --         --
                                                    -----       -----        ----      ------      ----
Net assets at end of year                        $258,871    $182,358     $99,861  $ 922,397   $572,233
                                                 ========    ========     =======  =========   ========
Accumulation unit activity
Units outstanding at beginning of year                 --          --          --         --         --
Contract purchase payments                        237,301     167,871      89,901  1,063,822    580,887
Net transfers(2)                                   14,448       6,073       5,412    132,168    161,035
Transfers for policy loans                             --          --          --         --         --
Contract terminations:
   Surrender benefits                                  --          --          --     (1,208)    (1,089)
                                                    -----       -----        ----     ------       ----
Units outstanding at end of year                  251,749     173,944      95,313  1,194,782    740,833
                                                  =======     =======      ======  =========    =======

(1)  For the period Sept.  29, 2000  (commencement  of  operations)  to Dec. 31,
     2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                              Segregated Asset Subaccounts(1)
                                                 ---------------------------------------------------------
Period ended December 31, 2000 (continued)          IE7         IE8        MF7         MF8         ND7
Operations
Investment income (loss) -- net                  $ 22,234     $ 2,372   $ 16,106    $  4,269  $   82,142
Net realized gain (loss) on investments           (21,351)         (2)      (158)         (3)     (8,333)
Net change in unrealized appreciation
   or depreciation of investments                  (8,116)     (3,074)   (21,321)     (6,571)   (141,127)
                                                   ------      ------    -------      ------    --------
Net increase (decrease) in net assets
   resulting from operations                       (7,233)       (704)    (5,373)     (2,305)    (67,318)
                                                   ======        ====     ======      ======     =======
Contract transactions
Contract purchase payments                        292,324      12,538    369,344     122,484   1,585,531
Net transfers(2)                                      995          --      5,715       2,600     168,452
Transfers for policy loans                             --          --         --          --          --
Contract terminations:
   Surrender benefits                                  --          --     (1,725)         --      (1,657)
                                                    -----       -----       ----      ------      ------
Increase (decrease) from
   contract transactions                          293,319      12,538    373,334     125,084   1,752,326
                                                  -------      ------    -------     -------   ---------
Net assets at beginning of year                        --          --         --          --          --
                                                    -----       -----        ----      ------       ----
Net assets at end of year                        $286,086     $11,834   $367,961    $122,779  $1,685,008
                                                 ========     =======   ========    ========  ==========
Accumulation unit activity
Units outstanding at beginning of year                 --          --         --          --          --
Contract purchase payments                        313,684      13,057    383,042     126,440   1,703,251
Net transfers(2)                                    2,103          --      6,133       2,763     184,009
Transfers for policy loans                             --          --         --          --          --
Contract terminations:
   Surrender benefits                                  --          --     (1,778)         --      (1,812)
                                                    -----       -----       ----      ------       -----
Units outstanding at end of year                  315,787      13,057    387,397     129,203   1,885,448
                                                  =======      ======    =======     =======   =========

Statements of Changes in Net Assets                          Segregated Asset Subaccounts(1)
                                               -----------------------------------------------------------
Period ended December 31, 2000 (continued)         ND8          IV7         IV8         SC7        SC8
Operations
Investment income (loss) -- net                $   38,674    $    224    $    247    $   449    $ 1,421
Net realized gain (loss) on investments               451         (44)        210         (6)        (2)
Net change in unrealized appreciation
   or depreciation of investments                 (67,855)     (5,167)     (3,733)     3,158       (151)
                                                  -------      ------      ------      -----       ----
Net increase (decrease) in net assets
   resulting from operations                      (28,730)     (4,987)     (3,276)     3,601      1,268
                                                  =======      ======      ======      =====      =====
Contract transactions
Contract purchase payments                        921,215     106,304      89,003     83,868     60,178
Net transfers(2)                                  167,002       3,285      32,737      7,482         --
Transfers for policy loans                        (14,763)         --          --         --         --
Contract terminations:
   Surrender benefits                                  --        (636)         --         --         --
                                                    -----       -----        ----      -----       ----
Increase (decrease) from
   contract transactions                        1,073,454     108,953     121,740     91,350     60,178
                                                ---------     -------     -------     ------     ------
Net assets at beginning of year                        --          --          --         --         --
                                                    -----       -----        ----      -----       ----
Net assets at end of year                      $1,044,724    $103,966    $118,464    $94,951    $61,446
                                               ==========    ========    ========    =======    =======
Accumulation unit activity
Units outstanding at beginning of year                 --          --          --         --         --
Contract purchase payments                      1,001,057     110,741      94,940     92,083     64,937
Net transfers(2)                                  183,879       3,216      34,064      8,304         --
Transfers for policy loans                        (16,534)         --          --         --         --
Contract terminations:
   Surrender benefits                                  --        (701)         --         --         --
                                                    -----        -----       ----      -----       ----
Units outstanding at end of year                1,168,402     113,256     129,004    100,387     64,937
                                                =========     =======     =======    =======     ======


(1)  For the period Sept.  29, 2000  (commencement  of  operations)  to Dec. 31,
     2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Statements of Changes in Net Assets
                                                               Segregated Asset Subaccounts(1)
                                                ---------------------------------------------------------
Period ended December 31, 2000 (continued)          SA7         SA8         7SR         8SR        7RE
Operations
Investment income (loss) -- net                 $ 103,184   $  74,450    $   673         $ 2    $   (169)
Net realized gain (loss) on investments           (73,473)       (350)       (94)         --           5
Net change in unrealized appreciation
   or depreciation of investments                (104,953)   (114,907)    (1,162)         (4)      9,929
                                                 --------    --------     ------          --       -----
Net increase (decrease) in net assets
   resulting from operations                      (75,242)    (40,807)      (583)         (2)      9,765
                                                  =======     =======       ====          ==       =====
Contract transactions
Contract purchase payments                        548,314     340,480     14,912          54     145,862
Net transfers(2)                                   70,039      33,108         (8)         --          --
Transfers for policy loans                             --          --         --          --          --
Contract terminations:
   Surrender benefits                                (646)       (820)        --          --          --
                                                     ----        ----       ----        ----       -----
Increase (decrease) from
   contract transactions                          617,707     372,768     14,904          54     145,862
                                                  -------     -------     ------          --     -------
Net assets at beginning of year                        --          --         --          --          --
                                                     ----        ----       ----        ----       -----
Net assets at end of year                       $ 542,465   $ 331,961    $14,321         $52    $155,627
                                                =========   =========    =======         ===    ========
Accumulation unit activity
Units outstanding at beginning of year                 --          --         --          --          --
Contract purchase payments                        659,296     419,372     15,457          56     150,244
Net transfers(2)                                   91,412      40,451         --          --          --
Transfers for policy loans                             --          --         --          --          --
Contract terminations:
   Surrender benefits                                (808)     (1,133)        --          --          --
                                                     ----      ------       ----        ----       -----
Units outstanding at end of year                  749,900     458,690     15,457          56     150,244
                                                  =======     =======     ======          ==     =======


Statements of Changes in Net Assets
                                                  Segregated Asset Subaccounts(1)
                                                 ----------------------------------
Period ended December 31, 2000 (continued)           8RE         7SI         8SI
Operations
Investment income (loss) -- net                  $   (132)    $   (75)    $    (4)
Net realized gain (loss) on investments                --           4          --
Net change in unrealized appreciation
   or depreciation of investments                  10,363       5,118       1,550
                                                   ------       -----       -----
Net increase (decrease) in net assets
   resulting from operations                       10,231       5,047       1,546
                                                   ======       =====       =====
Contract transactions
Contract purchase payments                        108,353      55,899      18,488
Net transfers(2)                                   23,248          --          --
Transfers for policy loans                             --          --          --
Contract terminations:
   Surrender benefits                                  --          --          --
                                                     ----        ----        ----
Increase (decrease) from
   contract transactions                          131,601      55,899      18,488
                                                  -------      ------      ------
Net assets at beginning of year                        --          --          --
                                                     ----        ----        ----
Net assets at end of year                        $141,832     $60,946     $20,034
                                                 ========     =======     =======
Accumulation unit activity
Units outstanding at beginning of year                 --          --          --
Contract purchase payments                        112,791      56,176      18,457
Net transfers(2)                                   24,067          --          --
Transfers for policy loans                             --          --          --
Contract terminations:
   Surrender benefits                                  --          --          --
                                                     ----        ----        ----
Units outstanding at end of year                  136,858      56,176      18,457
                                                  =======      ======      ======

(1)  For the period Sept.  29, 2000  (commencement  of  operations)  to Dec. 31,
     2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                Segregated Asset Subaccounts(1)
                                                 --------------------------------------------------------
Period ended December 31, 2000 (continued)           7UE         8UE        7MC         8MC         7GT
Operations
Investment income (loss) -- net                  $  1,770    $  2,447   $  4,678     $ 1,251    $    877
Net realized gain (loss) on investments                --         152          1           3        (484)
Net change in unrealized appreciation
   or depreciation of investments                  (9,407)    (11,376)     7,745       2,712     (34,612)
                                                   ------     -------      -----       -----     -------
Net increase (decrease) in net assets
   resulting from operations                       (7,637)     (8,777)    12,424       3,966     (34,219)
                                                   ======      ======     ======       =====     =======
Contract transactions
Contract purchase payments                        158,734     131,214    158,208      20,548     192,979
Net transfers(2)                                   32,392     118,807      9,148      16,250      25,148
Transfers for policy loans                             --          --         --          --          --
Contract terminations:
   Surrender benefits                                  --          --         --          --        (180)
                                                     ----       -----      -----        ----        ----
Increase (decrease) from
   contract transactions                          191,126     250,021    167,356      36,798     217,947
                                                  -------     -------    -------      ------     -------
Net assets at beginning of year                        --          --         --          --          --
                                                     ----       -----      -----        ----        ----
Net assets at end of year                        $183,489    $241,244   $179,780     $40,764    $183,728
                                                 ========    ========   ========     =======    ========
Accumulation unit activity
Units outstanding at beginning of year                 --          --         --          --          --
Contract purchase payments                        168,013     139,116    152,813      20,629     229,134
Net transfers(2)                                   34,026     126,385      9,002      16,043      31,308
Transfers for policy loans                             --          --         --          --          --
Contract terminations:
   Surrender benefits                                  --          --         --          --        (247)
                                                     ----       -----      -----        ----        ----
Units outstanding at end of year                  202,039     265,501    161,815      36,672     260,195
                                                  =======     =======    =======      ======     =======



Statements of Changes in Net Assets                             Segregated Asset Subaccounts(1)
                                                --------------------------------------------------------
Period ended December 31, 2000 (continued)          8GT         7IG         8IG        7IP        7MG
Operations
Investment income (loss) -- net                  $    806    $    372    $    589    $   143   $   (708)
Net realized gain (loss) on investments               (58)       (479)        (70)        --     (2,856)
Net change in unrealized appreciation
   or depreciation of investments                 (28,351)    (37,831)    (22,810)       287    (31,573)
                                                  -------     -------     -------        ---    -------
Net increase (decrease) in net assets
   resulting from operations                      (27,603)    (37,938)    (22,291)       430    (35,137)
                                                  =======     =======     =======        ===    =======
Contract transactions
Contract purchase payments                        148,165     476,208     466,553     14,805    505,857
Net transfers(2)                                   35,044     117,408      29,553        452    125,171
Transfers for policy loans                             --          --      (4,975)        --         --
Contract terminations:
   Surrender benefits                                (773)         --          --         --         --
                                                     ----       -----       -----       ----       ----
Increase (decrease) from
   contract transactions                          182,436     593,616     491,131     15,257    631,028
                                                  -------     -------     -------     ------    -------
Net assets at beginning of year                        --          --          --         --         --
                                                     ----       -----       -----       ----       ----
Net assets at end of year                        $154,833    $555,678    $468,840    $15,687   $595,891
                                                 ========    ========    ========    =======   ========
Accumulation unit activity
Units outstanding at beginning of year                 --          --          --         --         --
Contract purchase payments                        176,456     512,213     511,973     15,147    547,246
Net transfers(2)                                   43,825     127,337      32,940        463    137,484
Transfers for policy loans                             --          --      (5,582)        --         --
Contract terminations:
   Surrender benefits                              (1,094)         --          --         --         --
                                                    -----       -----       -----       ----       ----
Units outstanding at end of year                  219,187     639,550     539,331     15,610    684,730
                                                  =======     =======     =======     ======    =======


(1)  For the period Sept.  29, 2000  (commencement  of  operations)  to Dec. 31,
     2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
                                                                        Segregated Asset Subaccounts(1)
                                                            --------------------------------------------------------
Period ended December 31, 2000 (continued)                      8MG        7MD         8MD        7VS        8VS
Operations
Investment income (loss) -- net                              $   (538)  $   (490)   $   (292)   $ (1,023)  $   (474)
Net realized gain (loss) on investments                             1       (147)        298      (3,876)         1
Net change in unrealized appreciation
   or depreciation of investments                             (25,559)     8,736       4,849     (61,803)   (39,645)
                                                              -------      -----       -----     -------    -------
Net increase (decrease) in net assets
   resulting from operations                                  (26,096)     8,099       4,855     (66,702)   (40,118)
                                                              =======      =====       =====     =======    =======
Contract transactions
Contract purchase payments                                    596,198    426,351     318,200     843,052    568,722
Net transfers(2)                                               34,825     39,722     113,979     143,463     78,016
Transfers for policy loans                                         --         --      (5,049)         --         --
Contract terminations:
   Surrender benefits                                              --         --          --        (847)        --
                                                                 ----       ----       -----        ----       ----
Increase (decrease) from
   contract transactions                                      631,023    466,073     427,130     985,668    646,738
                                                              -------    -------     -------     -------    -------
Net assets at beginning of year                                    --         --          --          --         --
                                                                 ----       ----       -----        ----       ----
Net assets at end of year                                    $604,927   $474,172    $431,985    $918,966   $606,620
                                                             ========   ========    ========    ========   ========
Accumulation unit activity
Units outstanding at beginning of year                             --         --          --          --         --
Contract purchase payments                                    657,205    483,017     355,539     986,591    671,079
Net transfers(2)                                               37,566     43,546     129,882     176,806     95,757
Transfers for policy loans                                         --         --      (5,932)         --         --
Contract terminations:
   Surrender benefits                                              --         --          --      (1,005)        --
                                                                 ----       ----       -----        ----       ----
Units outstanding at end of year                              694,771    526,563     479,489   1,162,392    766,836
                                                              =======    =======     =======   =========    =======



Statements of Changes in Net Assets
                                                                     Segregated Asset Subaccounts(1)
                                                            --------------------------------------------
Period ended December 31, 2000 (continued)                      7IT         8IT         7SP        8SP
Operations
Investment income (loss) -- net                              $   (274)   $   (127)  $    (94)   $   (63)
Net realized gain (loss) on investments                          (705)     (2,037)        (1)        23
Net change in unrealized appreciation
   or depreciation of investments                             (17,369)     (8,655)     5,604      3,794
                                                              -------      ------      -----      -----
Net increase (decrease) in net assets
   resulting from operations                                  (18,348)    (10,819)     5,509      3,754
                                                              =======     =======      =====      =====
Contract transactions
Contract purchase payments                                    175,510     135,629    103,245     74,969
Net transfers(2)                                               24,185      28,664     22,069      1,067
Transfers for policy loans                                         --          --         --         --
Contract terminations:
   Surrender benefits                                              --        (877)        --     (1,108)
                                                                 ----         ----     -----      -----
Increase (decrease) from
   contract transactions                                      199,695     163,416    125,314     74,928
                                                              -------     -------    -------     ------
Net assets at beginning of year                                    --          --         --         --
                                                                 ----        ----      -----      -----
Net assets at end of year                                    $181,347    $152,597   $130,823    $78,682
                                                             ========    ========   ========    =======
Accumulation unit activity
Units outstanding at beginning of year                             --          --         --         --
Contract purchase payments                                    197,012     160,794    105,145     76,603
Net transfers(2)                                               28,471      29,937     22,511      1,098
Transfers for policy loans                                         --          --         --         --
Contract terminations:
   Surrender benefits                                              --      (1,090)        --       (962)
                                                                 ----       -----      -----       -----
Units outstanding at end of year                              225,483     189,641    127,656     76,739
                                                              =======     =======    =======     ======


(1)  For the period Sept.  29, 2000  (commencement  of  operations)  to Dec. 31,
     2000.
(2)  Includes  transfer  activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION
IDS Life of New York Variable Annuity Account (the Account) was established on April 17, 1996 under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Oct. 8, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for AXP(R) Variable Portfolio -- Global Bond Fund and Credit Suisse Warburg Pincus Trust -- Emerging Growth Portfolio), open-end management investment companies and have the following investment managers.

Invests exclusively in shares of                                         Subaccount       Investment Manager
AXP(R)Variable Portfolio - Blue Chip Advantage Fund                       BC7, BC8         IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Bond Fund                                      BD7, BD8         IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Capital Resource Fund                          CR7, CR8         IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Cash Management Fund                           CM7, CM8         IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Diversified Equity Income Fund                 DE7, DE8         IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Emerging Markets Fund                          EM7, EM8         IDS Life Insurance Company(2)
AXP(R)Variable Portfolio - Extra Income Fund                              EI7, EI8         IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Federal Income Fund                            FI7, FI8         IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Global Bond Fund                               GB7, GB8         IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Growth Fund                                    GR7, GR8         IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - International Fund                             IE7, IE8         IDS Life Insurance Company(2)
AXP(R)Variable Portfolio - Managed Fund                                   MF7, MF8         IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - New Dimensions Fund(R)                         ND7, ND8         IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - S&P 500 Index Fund                             IV7, IV8         IDS Life Insurance Company(1)
AXP(R)Variable Portfolio - Small Cap Advantage Fund                       SC7, SC8         IDS Life Insurance Company(3)
AXP(R)Variable Portfolio - Strategy Aggressive Fund                       SA7, SA8         IDS Life Insurance Company(1)
Calvert Variable Series, Inc. Social Balanced Portfolio                   7SR, 8SR         Calvert Asset Management Company, Inc(4)
FTVIPT Franklin Real Estate Fund - Class 2                                7RE, 8RE         Franklin Advisers, Inc.
FTVIPT Franklin Value Securities Fund - Class 2                           7SI, 8SI         Franklin Advisory Services, LLC
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                               7UE, 8UE         Goldman Sachs Asset Management
Goldman Sachs VIT Mid Cap Value Fund                                      7MC, 8MC         Goldman Sachs Asset Management
Janus Aspen Series Global Technology Portfolio: Service Shares            7GT, 8GT         Janus Capital
Janus Aspen Series International Growth Portfolio: Service Shares         7IG, 8IG         Janus Capital
Lazard Retirement International Equity Portfolio                          7IP              Lazard Asset Management
MFS(R)Investors Growth Stock Series - Service Class                       7MG, 8MG         MFS Investment Management(R)
MFS(R)New Discovery Series - Service Class                                7MD, 8MD         MFS Investment Management(R)
Putnam VT Vista Fund - Class IB Shares                                    7VS, 8VS         Putnam Investment Management, LLC
Wanger International Small Cap                                            7IT, 8IT         Liberty Wanger Asset Management, L.P.
Wanger U.S. Small Cap                                                     7SP, 8SP         Liberty Wanger Asset Management, L.P.

(1)  American Express Financial Corporation (AEFC) is the investment adviser.
(2)  AEFC  is  the  investment   adviser.   American  Express  Asset  Management
     International, Inc. is the sub-investment adviser.
(3) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(4)  NCM Capital Management Group, Inc. is the investment subadviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes
IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE
IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life of New York is computed daily and is equal, on an annual basis, to 0.95% of the average daily net assets of the subaccounts for nonqualified annuities, and 0.75% of the average daily net assets of the subaccounts for qualified annuities.

4. CONTRACT ADMINISTRATIVE CHARGES
IDS Life of New York deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. IDS Life of New York does not expect to profit from this charge. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

5. SURRENDER CHARGE
IDS Life of New York will use a surrender charge to help it recover certain expenses relating to the sale of the annuity. The surrender charge applies if all or part of the surrender amount is from purchase payments received within seven years before surrender. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $921,090 in 2000 and $993,347 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

6. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Investment                                                               Subaccount    Shares              NAV
AXP(R)Variable Portfolio - Blue Chip Advantage Fund                           BC7       24,424            $ 9.88
                                                                              BC8       14,710              9.88
AXP(R)Variable Portfolio - Bond Fund                                          BD7       58,771             10.37
                                                                              BD8       46,938             10.37
AXP(R)Variable Portfolio - Capital Resource Fund                              CR7        2,135             26.57
                                                                              CR8        3,621             26.57
AXP(R)Variable Portfolio - Cash Management Fund                               CM7    4,213,522              1.00
                                                                              CM8    3,634,225              1.00
AXP(R)Variable Portfolio - Diversified Equity Income Fund                     DE7        8,229             10.01
                                                                              DE8        1,660             10.01
AXP(R)Variable Portfolio - Emerging Markets Fund                              EM7        1,365              7.51
                                                                              EM8          868              7.51
AXP(R)Variable Portfolio - Extra Income Fund                                  EI7       76,384              6.99
                                                                              EI8       61,168              6.99
AXP(R)Variable Portfolio - Federal Income Fund                                FI7       47,864             10.17
                                                                              FI8       25,359             10.17
AXP(R)Variable Portfolio - Global Bond Fund                                   GB7       18,739              9.74
                                                                              GB8       10,250              9.74
AXP(R)Variable Portfolio - Growth Fund                                        GR7       97,819              9.43
                                                                              GR8       60,486              9.43
AXP(R)Variable Portfolio - International Fund                                 IE7       24,889             11.50
                                                                              IE8        1,030             11.50

                                      -40-

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------


Investment                                                                Subaccount    Shares             NAV
AXP(R)Variable Portfolio - Managed Fund                                       MF7       20,804            $17.68
                                                                              MF8        6,852             17.68
AXP(R)Variable Portfolio - New Dimensions Fund(R)                             ND7       87,575             19.21
                                                                              ND8       54,251             19.21
AXP(R)Variable Portfolio - S&P 500 Index Fund                                 IV7       11,541              9.00
                                                                              IV8       13,164              9.00
AXP(R)Variable Portfolio - Small Cap Advantage Fund                           SC7        8,476             11.20
                                                                              SC8        5,488             11.20
AXP(R)Variable Portfolio - Strategy Aggressive Fund                           SA7       43,531             12.46
                                                                              SA8       26,594             12.46
Calvert Variable Series, Inc. Social Balanced Portfolio                       7SR        7,161              2.00
                                                                              8SR           26              2.00
FTVIPT Franklin Real Estate Fund - Class 2                                    7RE        8,965             17.36
                                                                              8RE        8,170             17.36
FTVIPT Franklin Value Securities Fund - Class 2                               7SI        6,206              9.82
                                                                              8SI        2,040              9.82
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                   7UE       14,703             12.48
                                                                              8UE       19,330             12.48
Goldman Sachs VIT Mid Cap Value Fund                                          7MC       16,849             10.67
                                                                              8MC        3,820             10.67
Janus Aspen Series Global Technology Portfolio: Service Shares                7GT       28,050              6.55
                                                                              8GT       23,639              6.55
Janus Aspen Series International Growth Portfolio: Service Shares             7IG       18,136             30.64
                                                                              8IG       15,302             30.64
Lazard Retirement International Equity Portfolio                              7IP        1,306             12.01
MFS(R)Investors Growth Stock Series - Service Class                           7MG       45,908             12.98
                                                                              8MG       46,605             12.98
MFS(R)New Discovery Series - Service Class                                    7MD       28,582             16.59
                                                                              8MD       26,039             16.59
Putnam VT Vista Fund - Class IB Shares                                        7VS       46,886             19.60
                                                                              8VS       30,950             19.60
Wanger International Small Cap                                                7IT        6,365             28.49
                                                                              8IT        5,356             28.49
Wanger U.S. Small Cap                                                         7SP        6,544             19.99
                                                                              8SP        3,936             19.99

7. INVESTMENT TRANSACTIONS
The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                           Year ended Dec. 31,
Investment                                              Subaccount(1)     2000
AXP(R)Variable Portfolio - Blue Chip Advantage Fund          BC7      $  247,376
                                                             BC8         152,204

AXP(R)Variable Portfolio - Bond Fund                         BD7         687,787
                                                             BD8         482,253

AXP(R)Variable Portfolio - Capital Resource Fund             CR7         108,426
                                                             CR8         142,494

AXP(R)Variable Portfolio - Cash Management Fund              CM7       4,585,614
                                                             CM8       4,747,641

AXP(R)Variable Portfolio - Diversified Equity Income Fund    DE7          79,510
                                                             DE8          16,107

AXP(R)Variable Portfolio - Emerging Markets Fund             EM7          10,530
                                                             EM8          13,485

American Express Retirement Advisor Advantage Variable Annuity
   IDS Life of New York Variable Annuity Account
--------------------------------------------------------------------------------

                                                          Year ended Dec. 31,
Investment                                              Subaccount(1)    2000
AXP(R)Variable Portfolio - Extra Income Fund                 EI7     $   577,242
                                                             EI8         471,710
AXP(R)Variable Portfolio - Federal Income Fund               FI7         632,406
                                                             FI8         254,669
AXP(R)Variable Portfolio - Global Bond Fund                  GB7         188,203
                                                             GB8         110,791
AXP(R)Variable Portfolio - Growth Fund                       GR7       1,059,676
                                                             GR8         638,817
AXP(R)Variable Portfolio - International Fund                IE7         414,823
                                                             IE8          14,925
AXP(R)Variable Portfolio - Managed Fund                      MF7         391,540
                                                             MF8         127,749
AXP(R)Variable Portfolio - New Dimensions Fund(R)            ND7       1,892,921
                                                             ND8       1,131,166
AXP(R)Variable Portfolio - S&P 500 Index Fund                IV7         109,829
                                                             IV8         130,445
AXP(R)Variable Portfolio - Small Cap Advantage Fund          SC7          91,947
                                                             SC8          61,669
AXP(R)Variable Portfolio - Strategy Aggressive Fund          SA7         856,175
                                                             SA8         449,933
Calvert Variable Series, Inc. Social Balanced Portfolio      7SR          20,500
                                                             8SR              56
FTVIPT Franklin Real Estate Securities Fund - Class 2        7RE         145,821
                                                             8RE         131,474
FTVIPT Franklin Value Securities Fund - Class 2              7SI          55,874
                                                             8SI          18,487
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                  7UE         192,896
                                                             8UE         263,601
Goldman Sachs VIT Mid Cap Value Fund                         7MC         172,050
                                                             8MC          38,109
Janus Aspen Series Global Technology Portfolio:
Service Shares                                               7GT         223,717
                                                             8GT         183,797
Janus Aspen Series International Growth Portfolio:
Service Shares                                               7IG         601,157
                                                             8IG         494,051
Lazard Retirement International Equity Portfolio             7IP          15,411
MFS(R)Investors Growth Stock Series - Service Class          7MG         674,716
                                                             8MG         630,548
MFS(R)New Discovery Series - Service Class                   7MD         487,547
                                                             8MD         445,222
Putnam VT Vista Fund - Class IB Shares                       7VS       1,025,045
                                                             8VS         646,303
Wanger International Small Cap                               7IT         210,879
                                                             8IT         183,914
Wanger U.S. Small Cap                                        7SP         125,240
                                                             8SP          75,382
                                                             ---          ------


(1) Operations commenced on Sept. 29, 2000.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Balance sheets

December 31, ($ thousands)                                      2000               1999
Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $404,427; 1999, $432,004)     $  405,816       $   434,343
         Available for sale, at fair value
            (amortized cost: 2000, $554,452; 1999, $579,014)    538,438           555,574
                                                                -------           -------
                                                                944,254           989,917
     Mortgage loans on real estate                              144,121           154,062
     Policy loans                                                30,894            27,528
     Other investments                                            1,423                --
                                                                  -----            ------
            Total investments                                 1,120,692         1,171,507
Cash and cash equivalents                                        39,213             8,131
Amounts recoverable from reinsurers                              10,210             6,914
Amounts due from brokers                                            877                --
Accounts receivable                                               2,249               567
Premiums due                                                        344               199
Accrued investment income                                        18,546            18,365
Deferred policy acquisition costs                               146,036           136,229
Deferred income taxes                                                --             3,881
Other assets                                                        590               723
Separate account assets                                       1,667,031         1,957,703
                                                              ---------         ---------
            Total assets                                     $3,005,788        $3,304,219
                                                             ==========        ==========

Liabilities and Stockholder's Equity
Liabilities:
     Future policy benefits:
         Fixed annuities                                    $   770,774       $   821,992
         Universal life-type insurance                          160,301           156,420
         Traditional life, disability income and
            long-term care insurance                             76,097            64,278
     Policy claims and other policyholders' funds                 2,943             2,584
     Deferred income taxes                                          516                --
     Other liabilities                                           18,591            21,432
     Separate account liabilities                             1,667,031         1,957,703
                                                              ---------         ---------
            Total liabilities                                 2,696,253         3,024,409
                                                              ---------         ---------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $10 par value per share;
         200,000 shares authorized, issued and outstanding        2,000             2,000
     Additional paid-in capital                                  49,000            49,000
     Accumulated other comprehensive loss
         Net unrealized securities losses                       (10,324)          (14,966)
     Retained earnings                                          268,859           243,776
                                                                -------           -------
            Total stockholder's equity                          309,535           279,810
                                                                -------           -------
Total liabilities and stockholder's equity                   $3,005,788        $3,304,219
                                                             ==========        ==========

See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Statements of income

Three years ended December 31, ($ thousands)                         2000           1999            1998
Revenues
Traditional life, disability income and
     long-term care insurance premiums                           $ 18,196       $ 15,613        $ 13,852
Policyholder and contractholder charges                            24,101         22,502          20,467
Mortality and expense risk fees                                    20,449         17,019          13,980
Net investment income                                              91,491         95,514         100,871
Net realized gains on investments                                     839          1,386           2,163
                                                                      ---          -----           -----
            Total revenues                                        155,076        152,034         151,333
                                                                  -------        -------         -------
Benefits and expenses
Death and other benefits:
     Traditional life, disability income and
         long-term care insurance                                   5,510          5,579           5,553
     Universal life-type insurance and investment contracts         4,724          6,313           4,320
Increase in liabilities for future policy benefits
     for traditional life, disability income and
     long-term care insurance                                       8,371          6,098           3,662
Interest credited on universal life-type insurance and
     investment contracts                                          47,715         50,767          55,073
Amortization of deferred policy acquisition costs                  17,195         15,787          18,362
Other insurance and operating expenses                              9,155          9,925           8,917
                                                                    -----          -----           -----
            Total benefits and expenses                            92,670         94,469          95,887
                                                                   ------         ------          ------
Income before income taxes                                         62,406         57,565          55,446
Income taxes                                                       22,323         19,241          19,098
                                                                   ------         ------          ------
Net income                                                       $ 40,083       $ 38,324        $ 36,348
                                                                 ========       ========        ========

See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Statements of stockholder's equity


                                                                                                     Accumulated
                                                                                                        other
                                                      Total                       Additional        comprehensive
                                                  stockholder's      Capital        paid-In        (loss) income,        Retained
Three years ended December 31, ($ thousands)         equity           stock         capital          net of Tax          earnings

Balance, January 1, 1998                              $257,279        $2,000           $49,000          $ 13,175         $193,104
Comprehensive income:
     Net income                                         36,348            --                --                --           36,348
     Unrealized holding losses arising
         during the year, net of deferred policy
         acquisition costs of $22
         and taxes of $1,415                            (2,628)           --                --            (2,628)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of ($252)                              467            --                --               467               --
                                                           ---         -----             -----               ---            -----
     Other comprehensive loss                           (2,161)           --                --            (2,161)              --
                                                        ------         -----             -----            ------            -----
Comprehensive income                                    34,187            --                --
Cash dividends to parent                               (12,000)           --                --                --          (12,000)
                                                       -------         -----             -----             -----          -------

Balance, December 31, 1998                             279,466         2,000            49,000            11,014          217,452
Comprehensive income:
     Net income                                         38,324            --                --                --           38,324
     Unrealized holding losses arising
         during the year, net of deferred policy
         acquisition costs of $737
         and taxes of $13,537                          (25,140)           --                --           (25,140)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of $452                               (840)           --                --              (840)              --
                                                          ----         -----             -----              ----            -----
     Other comprehensive loss                          (25,980)           --                --           (25,980)              --
                                                       -------         -----             -----           -------            -----
Comprehensive income                                    12,344            --                --
Cash dividends to parent                               (12,000)           --                --                --          (12,000)
                                                       -------         -----             -----             -----          -------

Balance, December 31, 1999                             279,810         2,000            49,000           (14,966)         243,776
Comprehensive income:
     Net income                                         40,083            --                --                --           40,083
     Unrealized holding gains arising
         during the year, net of deferred policy
         acquisition costs of ($137)
         and of taxes of ($3,038)                        5,641            --                --             5,641               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $537                               (999)           --                --              (999)              --
                                                          ----         -----             -----              ----            -----
     Other comprehensive income                          4,642            --                --             4,642               --
                                                         -----         -----             -----             -----            -----
Comprehensive income                                    44,725            --                --
Cash dividends to parent                               (15,000)           --                --                --          (15,000)
                                                       -------         -----             -----             -----          -------
Balance, December 31, 2000                            $309,535        $2,000           $49,000          $(10,324)        $268,859
                                                      ========        ======           =======          ========         ========
See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Statements of cash flows

Years ended December 31, ($ thousands)                                                   2000              1999             1998
Cash flows from operating activities
Net income                                                                         $   40,083        $   38,324       $   36,348
Adjustments to reconcile net income to net cash provided by operating activities:
Policy loans, excluding universal life-type insurance:
     Issuance                                                                          (3,556)           (3,063)          (3,110)
     Repayment                                                                          2,953             2,826            2,660
Change in accrued investment income                                                      (181)            1,528              312
Change in amounts recoverable from reinsurer                                           (3,296)           (2,837)          (1,760)
Change in premiums due                                                                   (145)                5              (12)
Change in accounts receivable                                                          (1,682)              275             (119)
Change in other assets                                                                    133               319              (47)
Change in deferred policy acquisition costs, net                                       (9,944)           (6,015)          (2,841)
Change in liabilities for future policy benefits
     for traditional life, disability income and long-term care insurance              11,819             8,368            5,441
Change in policy claims and other policyholders' funds                                    360              (522)            (908)
Deferred income tax provision (benefit)                                                 1,898             2,196           (2,369)
Change in other liabilities                                                            (2,844)           (3,513)          (3,986)
Amortization of premium (accretion of discount), net                                    1,353            (1,794)            (342)
Net realized gain on investments                                                         (839)           (1,386)          (2,163)
Policyholder and contractholder charges, non-cash                                      (9,232)           (9,875)          (9,661)
Other, net                                                                             (1,826)            1,859              118
                                                                                       ------             -----              ---
         Net cash provided by operating activities                                     25,054            26,695           17,561

Cash flows from investing activities
Fixed maturities held to maturity:
     Purchases                                                                         (4,487)               --               --
     Maturities, sinking fund payments and calls                                       31,178            37,852           46,629
     Sales                                                                                 --               790           16,173
Fixed maturities available for sale:
     Purchases                                                                       (100,905)         (155,690)         (86,072)
     Maturities, sinking fund payments and calls                                       34,202            50,515           96,578
     Sales                                                                             91,946            89,683           13,180
Other investments, excluding policy loans:
     Purchases                                                                             --            (3,598)          (9,121)
     Sales                                                                             10,838            16,671           21,113
Change in amounts due from brokers                                                       (877)               --               --
Change in amounts due to brokers                                                           --            (4,507)         (24,547)
                                                                                        -----            ------          -------
         Net cash provided by investing activities                                     61,895            31,716           73,933

Cash flows from financing  activities
Activity  related to universal  life-type
insurance and investment contracts:
     Considerations received                                                           51,419            68,978           76,009
     Surrenders and death benefits                                                   (137,239)         (159,161)        (205,946)
     Interest credited to account balances                                             47,715            50,767           55,073
Universal life-type insurance policy loans:
     Issuance                                                                          (6,847)           (5,057)          (5,222)
     Repayment                                                                          4,085             3,186            3,599
Cash dividend to parent                                                               (15,000)          (12,000)         (12,000)
                                                                                      -------           -------          -------
         Net cash used in financing activities                                        (55,867)          (53,287)         (88,487)
                                                                                      -------           -------          -------
Net increase in cash and cash equivalents                                              31,082             5,124            3,007
Cash and cash equivalents at beginning of year                                          8,131             3,007               --
                                                                                        -----             -----           ------
Cash and cash equivalents at end of year                                           $   39,213       $     8,131      $     3,007
                                                                                   ==========       ===========      ===========

See accompanying notes.


IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

IDS Life Insurance Company of New York

Notes to Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The Company is a wholly  owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related effect on deferred policy acquisition costs and deferred income taxes.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                   2000       1999        1998
Cash paid during the year for:
Income taxes                    $21,427    $20,670     $22,470
Interest on borrowings               80        124       1,600

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized primarily using the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net decrease in amortization of $1.2 million. Net unlocking adjustments in 1999 and 1998 were not significant.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Beginning in 2000, the company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $907 receivable from and $366 payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting Changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Management does not expect that adoption of SFAS No. 140 will have a material impact on the Company's financial position or results of operations.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. Management does not expect that adoption of Issue 99-20 will have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                 Gross        Gross
                                   Amortized  Unrealized   unrealized     Fair
Held to maturity                     cost        gains       losses       value
U.S. Government agency obligations $  2,299     $   40      $   25     $  2,314
Corporate bonds and obligations     363,322      8,013       9,667      361,668
Mortgage-backed securities           40,195        263          13       40,445
                                     ------        ---        ----       ------
                                   $405,816     $8,316      $9,705     $404,427
                                   ========     ======      ======     ========


                                                  Gross       Gross
                                   Amortized   unrealized  unrealized     Fair
Available for sale                   cost        gains       losses       value
U.S. Government agency obligations $  2,053     $  185     $    --     $  2,238
State and municipal obligations         105          2          --          107
Corporate bonds and obligations     373,603      6,447      22,462      357,588
Mortgage-backed securities          178,691      2,396       2,582      178,505
                                    -------      -----       -----      -------
                                   $554,452     $9,030     $25,044     $538,438
                                   ========     ======     =======     ========

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                 Gross       Gross
                                  Amortized   unrealized   unrealized      Fair
Held to maturity                    cost         gains       losses       value
U.S. Government agency obligations $  2,490     $   20      $  150     $  2,360
Corporate bonds and obligations     384,241      6,066       7,058      383,249
Mortgage-backed securities           47,612        103       1,320       46,395
                                     ------        ---       -----       ------
                                   $434,343     $6,189      $8,528     $432,004
                                   ========     ======      ======     ========


                                                 Gross        Gross
                                  Amortized   unrealized   unrealized     Fair
Available for sale                  cost         gains       losses      value
State and municipal obligations    $    104     $    6      $    --    $    110
Corporate bonds and obligations     374,846      2,324       20,325     356,845
Mortgage-backed securities          204,064        580        6,025     198,619
                                    -------        ---        -----     -------
                                   $579,014     $2,910      $26,350    $555,574
                                   ========     ======      =======    ========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                               Amortized           Fair
Held to maturity                 cost              value
Due from one to five years     $207,137          $206,956
Due from five to ten years      113,615           113,754
Due in more than ten years       44,869            43,272
Mortgage-backed securities       40,195            40,445
                                 ------            ------
                               $405,816          $404,427
                               ========          ========

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


                               Amortized           Fair
Available for sale               cost              value
Due from one to five years    $  28,167         $  29,761
Due from five to ten years      206,584           193,265
Due in more than ten years      141,010           136,907
Mortgage-backed securities      178,691           178,505
                                -------           -------
                               $554,452          $538,438
                               ========          ========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $nil, $790 and $16,175, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $91,946 and gross realized gains and losses of $2,015 and $478, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $89,683 and gross realized gains and losses of $1,917 and $625, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $13,180 and gross realized gains and losses of $1,159 and $440, respectively.

At December 31, 2000, bonds carried at $252 were on deposit with the state of New York as required by law.

At December 31, 2000, investments in fixed maturities comprised 84 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $150 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                     2000              1999
Aaa/AAA                  $223,368        $  250,577
Aaa/AA                      3,000                --
Aa/AA                      16,084            12,992
Aa/A                       26,649            25,489
A/A                       147,290           150,187
A/BBB                      48,993            68,417
Baa/BBB                   338,430           354,331
Baa/BB                     17,670            23,562
Below investment grade    138,784           127,802
                          -------           -------
                         $960,268        $1,013,357
                         ========        ==========

At December 31, 2000, 90 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000           December 31, 1999
                          On balance    Commitments    On balance  Commitments
Region                       sheet      to purchase       sheet    to purchase
West North Central            $ 19,409      $--         $ 22,686      $--
East North Central              24,249       --           25,195       --
South Atlantic                  27,926       --           31,748       --
Middle Atlantic                 16,937       --           17,672       --
Pacific                          6,614       --            6,751       --
Mountain                        34,475       --           35,608       --
New England                      7,564       --            8,209       --
East South Central               7,250       --            7,394       --
                                 -----    -----            -----    -----
                               144,424       --          155,262       --
Less allowance for losses          303       --            1,200       --
                                   ---    -----            -----    -----
                              $144,121      $--         $154,062      $--
                              ========    =====         ========    =====

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


                               December 31, 2000         December 31, 1999
                            On balance   Commitments   On balance   Commitments
Property type                  sheet     to purchase      sheet     to purchase
Apartments                    $ 49,180       $--         $ 54,118     $--
Department/retail stores        45,917        --           49,810      --
Office buildings                21,144        --           22,090      --
Industrial buildings            16,169        --           16,938      --
Nursing/retirement               4,954        --            5,058      --
Medical buildings                7,060        --            7,248      --
                                 -----      ----            -----    ----
                               144,424        --          155,262      --
Less allowance for losses          303        --            1,200      --
                                   ---      ----            -----    ----
                              $144,121       $--         $154,062     $--
                              ========      ====         ========    ====

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $nil and $nil, with allowances of $nil and $nil, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $nil and $nil, respectively.

The Company recognized $nil, $2 and $123 of interest income related to impaired loans for the years ended December 31, 2000, 1999 and 1998, respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                     2000              1999             1998
Balance, January 1                  $1,200            $1,500           $1,500
Reduction for investment losses       (895)             (300)              --
                                      ----              ----            -----
Balance, December 31                $  303            $1,200           $1,500
                                    ======            ======           ======

Net investment income for the years ended December 31 is summarized as follows:

                                       2000             1999             1998
Interest on fixed maturities        $76,859           $78,342         $ 85,164
Interest on mortgage loans           11,954            12,895           14,599
Other investment income               2,333             4,764            3,365
Interest on cash equivalents          1,069               350               64
                                      -----               ---               --
                                     92,215            96,351          103,192
Less investment expenses                724               837            2,321
                                        ---               ---            -----
                                    $91,491           $95,514         $100,871
                                    =======           =======         ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:
                                      2000              1999             1998
Fixed maturities                      $(57)           $1,086           $2,163
Mortgage loans                         896               300               --
                                       ---               ---              ---
                                      $839            $1,386           $2,163
                                      ====            ======           ======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       2000            1999             1998
Fixed maturities available for sale  $7,564        $(40,706)         $(3,347)

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ending December 31 consists of the following:

                                2000              1999             1998
Federal income taxes:
Current                      $19,245           $16,426          $20,192
Deferred                       1,898             2,196           (2,369)
                               -----             -----           ------
                              21,143            18,622           17,823
State income taxes-current     1,180               619            1,275
                               -----               ---            -----
Income tax expense           $22,323           $19,241          $19,098
                             =======           =======          =======

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                           2000              1999               1998
                                                  Provision    Rate  Provision   Rate   Provision   Rate
Federal income taxes based on the statutory rate    $21,842   35.0%    $20,148   35.0%    $19,046   35.0%
Increases (decreases) are attributable to:
Tax-excluded interest and dividend income              (207)  (0.3)       (509)  (0.9)       (660)  (1.2)
State tax, net of federal benefit                       767    1.2         402    0.7         829    1.5
Other, net                                              (79)  (0.1)       (800)  (1.4)       (477)  (0.9)
                                                        ---   ----        ----   ----        ----   ----
Total income taxes                                  $22,323   35.8%    $19,241   33.4%    $19,098   34.4%
                                                    =======   ====     =======   ====     =======   ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2000, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

                                                 2000          1999
Deferred income tax assets:
Policy reserves                               $28,469       $28,245
Investments                                     6,395         6,980
Other                                           4,738         6,689
                                                -----         -----
Total deferred income tax assets               39,602        41,914
                                               ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs              40,118        38,033
                                               ------        ------
Total deferred income tax liabilities          40,118        38,033
                                               ------        ------
Net deferred income tax (liabilities) assets  $  (516)      $ 3,881
                                              =======       =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $166,503 and $155,952 as of December 31, 2000 and 1999, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of New York has adopted the provisions of the revised manual with modifications. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Management believes the impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------


5. BENEFIT PLANS
The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $23, $27 and $37 in 2000, 1999 and 1998, respectively.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2000, 1999 and 1998, which are calculated on the basis of commission earnings of the individual financial advisors, were $975, $1,446 and $1,480, respectively.
Such costs are included in deferred policy acquisition costs.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $106, $218 and $252, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2000, 1999 and 1998 were $nil.

6. INCENTIVE PLAN AND RELATED PARTY OPERATING EXPENSES
The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2000, 1999 and 1998 were $nil, $96 and $140, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $17,108, $13,042 and $9,403 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financail position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

At December 31, 2000 and 1999, traditional life insurance and universal life-type insurance in force aggregated $5,974,025 and $5,448,451 respectively, of which $332,556 and $272,276 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $150, $150 and $134 for the years ended December 31, 2000, 1999 and 1998, respectively. Claim recoveries under the terms of this reinsurance agreement were $1,700, $nil and $nil in 2000, 1999 and 1998, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $3,125, $2,873 and $2,178 for the years ended December 31, 2000, 1999 and 1998, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $473, $473 and $228 for the years ended December 31, 2000, 1999 and 1998, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $210,666 and $237,038 at December 31, 2000 and 1999, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 2000, 1999 and 1998, and decreases in liabilities for future policy benefits of $1,334, $1,277 and $1,742 related to this agreement for the years ended December 31, 2000, 1999 and 1998, respectively.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

8. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $25,000. The interest rate for any borrowing is established by reference to various indicies plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

9. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. The Company's counterpart is rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

The Company's holdings of derivative financial instruments are as follows:

                      Notional   Carrying    Fair    Total credit
December 31, 1999      amount     amount     value     exposure
Assets:
Interest rate caps    $200,000     $--       $--          $--

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expired in the year 2000.

Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

IDS Life Insurance Company of New York
-------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                    2000                      1999
                                           Carrying       Fair        Carrying        Fair
Financial Assets                            amount        value        amount         value
Investments:
Fixed maturities (Note 2):
Held to maturity                           $  405,816   $  404,427    $  434,343    $  432,004
Available for sale                            538,438      538,438       555,574       555,574
Mortgage loans on real estate (Note 2)        144,121      148,119       154,062       152,942
Other:
Separate accounts assets (Note 1)           1,667,031    1,667,031     1,957,703     1,957,703
Cash and cash equivalents                      39,213       39,213         8,131         8,131
Financial Liabilities
Future policy benefits for fixed annuities    679,446      660,663       732,752       715,213
Separate account liabilities                1,461,266    1,411,203     1,722,028     1,668,067

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $85,154 and $83,646, respectively, and policy loans of $6,174 and $5,594, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $205,765 and $235,675, respectively.

11. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                                2000         1999          1998
Net income, per accompanying financial statements              $40,083      $38,324       $36,348
Deferred policy acquisition costs                               (9,406)      (6,015)       (2,841)
Adjustments of future policy benefit liabilities                (1,657)      (4,615)       (6,199)
Deferred income tax expense (benefit)                            1,898        2,196        (2,369)
Provision (reduction) for losses on investments                    817         (161)          862
IMR gain/loss transfer and amortization                           (126)        (154)       (1,451)
Adjustment to separate account reserves                           (408)       5,498         2,767
Other, net                                                         486          766          (350)
                                                                   ---          ---          ----
Net income, on basis of statutory accounting practices         $31,687      $35,839       $26,767
                                                               =======      =======       =======


Stockholder's equity, per accompanying financial statements  $ 309,535    $ 279,810     $ 279,466
Deferred policy acquisition costs                             (146,035)    (136,229)     (129,477)
Adjustments of future policy benefit liabilities                 4,609        2,845         4,697
Deferred income tax liabilities (assets)                           516       (3,881)        7,912
Asset valuation reserve                                        (16,421)     (16,164)      (15,516)
Adjustments of separate account liabilities                     61,313       61,721        56,223
Adjustments of investments to amortized cost                    17,467       23,440       (17,266)
Premiums due, deferred and advance                               1,433        1,485         1,381
Deferred revenue liability                                       4,100        3,021         2,482
Allowance for losses                                               304        1,200         1,500
Non-admitted assets                                             (6,067)        (421)         (450)
Interest maintenance reserve                                    (3,282)      (3,155)       (3,001)
Other, net                                                      (8,683)      (5,416)       (2,915)
                                                                ------       ------        ------
Statutory capital and surplus                                $ 218,789    $ 208,256     $ 185,036
                                                             =========    =========     =========

S-6408-20 A (8/01)





PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in Part B of this Registration Statement:

         IDS Life Insurance Company of New York:
         Balance sheets as of Dec. 31, 2000 and 1999.
         Statements of Income for years ended Dec. 31, 2000, 1999, and 1998. Statements of Stockholder's Equity, for years ended Dec. 31, 2000, 1999, and 1998.
         Statements of Cash Flows for years ended Dec. 31, 2000, 1999, and 1998. Notes to Financial Statements.
         Report of Independent Auditors dated Feb. 8, 2001

         IDS Life of New York Variable Annuity Account including:
         Statements of Net Assets for year ended Dec. 31, 2000.
         Statements of Operations for year ended Dec. 31, 2000.
         Statements of Changes in Net Assets for year ended Dec. 31, 2000. Notes to Financial Statements.
         Report of Independent Auditors dated March 23, 2001.

(b)      Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated herein by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, is filed electronically herewith.

2        Not applicable.

3.       Not applicable.

4.1      Form of Deferred Annuity Contract filed  electronically  as Exhibit 4.1
         to  Post-Effective   Amendment  No.1  to  Registration   Statement  No.
         333-91691, is incorporated herein by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., IDS Life Insurance Company of New York, on Behalf of Itself and Its Separate Accounts, and American Express Financial Advisors Inc., dated Oct. 7, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation, dated July 31, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.3(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-03867, is incorporated herein by reference.

8.3(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-03867, is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.5 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-03867, is incorporated herein by reference.

8.6 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Service Company, filed electronically as Exhibit No. 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-03867, is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated Oct. 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.8 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated Oct. 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 1 to Registraion Statement No. 333-91691 is incorporated herein by reference.

14. Power of Attorney to sign this Registration Statement, filed electronically as Exhibit No. 14 to Post-Effective Amendement No. 2 to Registration Statement No. 333-03867, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   70100 AXP Financial Center                Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                Operating Officer, Consumer Affairs
                                                                                Officer and Claims Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      790 Xerxes Ave. So.
                                      Minneapolis, MN

Robert R. Grew                        20 Madison Avenue Extension               Director
                                      Albany, NY

Lorraine R. Hart                      70100 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN

Bruce A. Kohn                         70100 AXP Financial Center                Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Eric L. Marhoun                       70100 AXP Financial Center                Director, General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN

Mary Ellyn Minenko                    70100 AXP Financial Center                Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Edward J. Muhl                        70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Thomas V. Nicolosi                    Suite 220                                 Director
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     World Financial Center                    Director
                                      New York, NY

Teresa J. Rasmussen                   70100 AXP Financial Center                Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY

Philip C. Wentzel                     70100 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   20 Madison Avenue Extension               Director
                                      Albany, NY

David L. Yowan                        20 Madison Avenue Extension               Vice President and Treasurer
                                      Albany, NY


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         IDS Life Insurance Company of New York is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express)

         The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona


     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota


Item 27. Number of Contractowners

          As  of  June 30,   2001,   there   were 1,278 contract   owners  of
          non-qualified contracts and 1,035 contract owners of qualified contracts.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.
         Item 29(a) and 29(b)



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


(c)      Name of principal          Net Underwriting            Compensation    Brokerage
         Underwriter                Discount and Commissions    on redemption   Commissions       Compensation
         -----------                ------------------------    --------------  -----------       ------------
         American Express           $1,731,833                  $921,090          None                None
         Financial Advisors Inc.

Item 30. Location of Accounts and Records

         IDS Life Insurance Company of New York
         20 Madison Avenue Extension
         Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 9th day of Aug., 2001.


         IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
         (formerly IDS Life of New York Flexible Portfolio Annuity Account) (Registrant)

         By IDS Life Insurance Company of New York
         (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V.Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2001.

Signature                                     Title

/s/  Gumer C. Alvero*                         Director
------------------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director, President and Chief
------------------------------------          Executive Officer
     Timothy V. Bechtold

/s/  Maureen A. Buckley*                      Director, Vice President, Chief
------------------------------------          Operating Officer and Consumer
     Maureen A. Buckley                       Affairs Officer

/s/  Rodney P. Burwell*                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                          Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                         Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                        Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                         Director, General Counsel and
------------------------------------          Secretary
     Eric L. Marhoun

                                             Director
------------------------------------
     Thomas R. McBurney

Signature                                     Title

/s/  Edward J. Muhl*                          Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*                      Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                       Director
------------------------------------
     Steven P. Norman

/s/  Richard M. Starr*                        Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*                     Director
------------------------------------
     Michael R. Woodward

/s/  David L. Yowan*                          Vice President and Treasurer
------------------------------------
     David L. Yowan

*Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically as Exhibit 14 to Post-Effective Amendment No. 2, by:






     /s/ Mary Ellyn Minenko
         -------------------------
         Mary Ellyn Minenko
         Counsel

                   CONTENTS OF PRE-EFFECTIVE AMENDMENT NO. 3

This Pre-Effective Amendment No. 1 is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.

Exhibits.